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                               [NATIONWIDE LOGO]

                                 NATIONWIDE(R)

                              VL SEPARATE ACCOUNT-A


                                 ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                DECEMBER 31, 2000


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]


                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]
                              PRESIDENT'S MESSAGE

         We are pleased to bring you the 2000 annual report of the Nationwide VL Separate Account-A.

         The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

         Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

         The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                               February 16, 2000

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 44. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2000



ASSETS:

   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         47,608 shares (cost $365,223)................................................                           $  346,107

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         34,233 shares (cost $564,847)................................................                              540,191

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         125,187 shares (cost $967,364)...............................................                              890,083

      American Century VP - American Century VP International (ACVPInt)
         409,700 shares (cost $3,483,684).............................................                            4,191,226

      American Century VP - American Century VP Value (ACVPValue)
         320,985 shares (cost $2,059,289).............................................                            2,140,971

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         6,615 shares (cost $264,788).................................................                              228,036

      Dreyfus Stock Index Fund (DryStkIx)
         464,670 shares (cost $17,540,459)............................................                           15,798,773

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         286,135 shares (cost $11,215,225)............................................                           11,133,519

      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         37,844 shares (cost $962,643)................................................                              888,573

      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         94,665 shares (cost $2,323,917)..............................................                            2,415,853

      Fidelity VIP - Growth Portfolio (FidVGr)
         75,965 shares (cost $3,758,589)..............................................                            3,315,894

      Fidelity VIP - High Income Portfolio (FidVHiIn)
         148,532 shares (cost $1,543,797).............................................                            1,214,990

      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         154,681 shares (cost $3,566,698).............................................                            3,092,082

      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         487,517 shares (cost $8,177,491).............................................                            7,800,265

      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         62,079 shares (cost $1,579,994)..............................................                            1,473,753

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         29,953 shares (cost $621,518)................................................                              531,373

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         1,149 shares (cost $35,169)..................................................                               30,499

                                                                     (Continued)

--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-A

    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY (CONTINUED)



      Janus Aspen Series - Global Technology Portfolio (JanAGlTchS)
         23,970 shares (cost $229,209)..............................................                                157,002

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         751 shares (cost $28,534)..................................................                                 23,020

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         39,061 shares (cost $885,106)..............................................                                573,410

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         364,565 shares (cost $3,998,861)...........................................                              4,170,620

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCpIxDR)
         40,286 shares (cost $544,221)..............................................                                545,882

      Nationwide SAT - Money Market Fund (NSATMMkt)
         21,686,303 shares (cost $21,686,303).......................................                             21,686,303

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         386,595 shares (cost $3,982,344)...........................................                              3,363,380

      Nationwide SAT - Small Company Fund (NSATSmCo)
         96,540 shares (cost $1,856,990)............................................                              1,930,809

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         1,314 shares (cost $21,412)................................................                                 15,293

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         895 shares (cost $15,237)..................................................                                 15,472

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         128,203 shares (cost $3,715,527)...........................................                              3,929,408

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         268,829 shares (cost $3,415,005)...........................................                              3,545,861

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         247,383 shares (cost $4,345,232)...........................................                              4,000,186

      Oppenheimer Bond Fund/VA (OppBdVA)
         48,605 shares (cost $533,664)..............................................                                546,805

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         69,976 shares (cost $3,024,310)............................................                              3,262,973

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         61,855 shares (cost $1,927,632)............................................                              1,876,067

      Oppenheimer Multiple Stategies Fund/VA (OppMltStVA)
         44,634 shares (cost $750,004)..............................................                                738,693

      Strong Opportunity Fund II, Inc. (StOpp2)
         291,765 shares (cost $7,035,941)...........................................                              6,984,843

      Strong VIF - Strong Discovery Fund II (StVDisc2)
         5,533 shares (cost $64,845)................................................                                 65,731

      Strong VIF - Strong International Stock Fund II (StVIntStk2)
         18,426 shares (cost $249,189)..............................................                                182,421

      The Universal Institutional Funds - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Van Kampen LIT - Morgan Stanley - Real Estate Securities Portfolio)
        36,913 shares (cost $416,362).............................................                                  424,868

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         29,234 shares (cost $349,227)............................................                                  242,352

      Van Eck WIT - Worldwide Hard Asset Fund (VEWwHrdAst)
         4,271 shares (cost $48,628)..............................................                                   51,553

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         17,394 shares (cost $330,808)............................................                                  236,908

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         16,874 shares (cost $230,408)............................................                                  181,062

      Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
         258,603 shares (cost $6,154,000).........................................                                4,313,490
                                                                                                              -------------

            Total investments.....................................................                              119,096,600

   Accounts receivable............................................................                                   16,941
                                                                                                              -------------

            Total assets..........................................................                              119,113,541

Accounts payable..................................................................                                   -
                                                                                                              -------------

Contract owners' equity (note 7)..................................................                            $ 119,113,541
                                                                                                              =============












See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                           Total
                                                       --------------------------------------------     ------
                                                             2000          1999            1998          2000
                                                       ------------     -----------     -----------     ------

Investment activity:
  Reinvested dividends .............................   $  2,675,747       1,543,056         646,514         35
   Mortality and expense risk charges (note 3) .....       (714,575)       (467,727)       (151,794)        (5)
                                                       ------------     -----------     -----------     ------
    Net investment income ..........................      1,961,172       1,075,329         494,720         30
                                                       ------------     -----------     -----------     ------

  Proceeds from mutual funds shares sold ...........    102,705,725      60,541,280      35,415,399      1,406
  Cost of mutual fund shares sold ..................    (99,755,477)    (57,895,551)    (35,903,585)    (1,460)
                                                       ------------     -----------     -----------     ------
    Realized gain (loss) on investments ............      2,950,248       2,645,729        (488,186)       (54)
  Change in unrealized gain (loss)
    on investments .................................    (16,827,195)      7,719,292       3,222,056       (133)
                                                       ------------     -----------     -----------     ------
    Net gain (loss) on investments .................    (13,876,947)     10,365,021       2,733,870       (187)
                                                       ------------     -----------     -----------     ------
  Reinvested capital gains .........................      6,258,988       1,809,923         149,622        221
                                                       ------------     -----------     -----------     ------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............   $ (5,656,787)     13,250,273       3,378,212         64
                                                        ===========     ===========     ===========     ======



                                                               ACVPAdv                                  ACVPBal
                                                       ------------------------        -----------------------------------------
                                                          1999             1998           2000            1999             1998
                                                        --------          ------       ----------       ---------       --------
Investment activity:
  Reinvested dividends .............................        259           9,771          15,096            3,300               -
   Mortality and expense risk charges (note 3) .....        (28)            (71)         (3,819)          (1,866)           (923)
                                                       --------         -------        --------         --------         -------
    Net investment income ..........................        231           9,700          11,277            1,434            (923)
                                                       --------         -------        --------         --------         -------

  Proceeds from mutual funds shares sold ...........    517,544           1,525         790,468          102,236          96,716
  Cost of mutual fund shares sold ..................   (387,125)         (1,311)       (782,716)        (100,010)        (93,298)
                                                       --------         -------        --------         --------         -------
    Realized gain (loss) on investments ............    130,419             214           7,752            2,226           3,418
  Change in unrealized gain (loss)
    on investments .................................   (120,040)         27,703         (43,287)           8,524          15,647
                                                       --------         -------        --------         --------         -------
    Net gain (loss) on investments .................     10,379          27,917         (35,535)          10,750          19,065
                                                       --------         -------        --------         --------         -------
  Reinvested capital gains .........................        616          36,765           9,506           22,770               -
                                                       --------         -------        --------         --------         -------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............     11,226          74,382         (14,752)          34,954          18,142
                                                      =========         =======       =========        =========        ========



                                                                             ACVPCapAp
                                                         ------------------------------------------      ---------
                                                               2000            1999            1998           2000
                                                            --------          ------        ---------       ------
Investment activity:
  Reinvested dividends .............................    $         -               -               -          3,232
   Mortality and expense risk charges (note 3) .....         (2,317)           (117)           (422)        (4,727)
                                                         ----------       ---------       ---------      ---------
    Net investment income ..........................         (2,317)           (117)           (422)        (1,495)
                                                         ----------       ---------       ---------      ---------

  Proceeds from mutual funds shares sold ...........        919,143         135,273         279,714        773,701
  Cost of mutual fund shares sold ..................       (921,182)       (125,379)       (276,016)      (741,897)
                                                         ----------       ---------       ---------      ---------
    Realized gain (loss) on investments ............         (2,039)          9,894           3,698         31,804
  Change in unrealized gain (loss)
    on investments .................................        (35,992)         (3,922)         15,258       (117,621)
                                                         ----------       ---------       ---------      ---------
    Net gain (loss) on investments .................        (38,031)          5,972          18,956        (85,817)
                                                         ----------       ---------       ---------      ---------
  Reinvested capital gains .........................         17,791               -             130              -
                                                         ----------       ---------       ---------      ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    (22,557)          5,855          18,664        (87,312)
                                                        ===========       =========       =========      =========



                                                                 ACVPIncGr                                ACVPInt
                                                       --------------------------    -----------------------------------------
                                                         1999             1998          2000              1999          1998
                                                       --------          ------      ----------         ---------     --------
Investment activity:
  Reinvested dividends .............................          2               -           5,915                 -            -
   Mortality and expense risk charges (note 3) .....     (1,162)              -         (28,752)          (12,097)        (134)
                                                       --------          ------      ----------         ---------     --------
    Net investment income ..........................     (1,160)              -         (22,837)          (12,097)        (134)
                                                       --------          ------      ----------         ---------     --------

  Proceeds from mutual funds shares sold ...........     32,615               -         255,773           174,880      126,140
  Cost of mutual fund shares sold ..................    (30,090)              -        (183,780)         (151,346)    (131,696)
                                                       --------          ------      ----------         ---------     --------
    Realized gain (loss) on investments ............      2,525               -          71,993            23,534       (5,556)
  Change in unrealized gain (loss)
    on investments .................................     40,340               -      (1,042,204)        1,744,161        5,586
                                                       --------          ------      ----------         ---------     --------
    Net gain (loss) on investments .................     42,865               -        (970,211)        1,767,695           30
                                                       --------          ------      ----------         ---------     --------
  Reinvested capital gains .........................          -               -          88,436                 -            -
                                                       --------          ------      ----------         ---------     --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............     41,705               -        (904,612)        1,755,598         (104)
                                                      =========         =======       =========         =========     ========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                           ACVPValue
                                                        -------------------------------------------         ---------
                                                             2000             1999             1998             2000
                                                        -----------       ---------        --------         ---------

Investment activity:
  Reinvested dividends .............................   $     22,939           1,140              16             1,876
   Mortality and expense risk charges (note 3) .....        (10,840)         (6,307)           (294)           (1,353)
                                                        -----------       ---------        --------         ---------
    Net investment income ..........................         12,099          (5,167)           (278)              523
                                                        -----------       ---------        --------         ---------

  Proceeds from mutual funds shares sold ...........        363,917         248,387           6,438           412,693
  Cost of mutual fund shares sold ..................       (429,371)       (269,793)         (7,114)         (411,887)
                                                        -----------       ---------        --------         ---------
    Realized gain (loss) on investments ............        (65,454)        (21,406)           (676)              806
  Change in unrealized gain (loss)
    on investments .................................        325,785        (245,409)          1,306           (42,891)
                                                        -----------       ---------        --------         ---------
    Net gain (loss) on investments .................        260,331        (266,815)            630           (42,085)
                                                        -----------       ---------        --------         ---------
  Reinvested capital gains .........................         58,697          10,801             184                 -
                                                        -----------       ---------        --------         ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    331,127        (261,181)            536           (41,562)
                                                        ===========       =========        ========         =========



                                                                    DrySRGr                             DryStkIx
                                                           ------------------------     ---------------------------------------
                                                              1999             1998          2000         1999            1998
                                                           --------         -------     -----------    ----------      --------

Investment activity:
  Reinvested dividends .............................             14             484         182,591       119,373        50,776
   Mortality and expense risk charges (note 3) .....         (2,333)           (754)       (112,426)      (60,870)      (18,196)
                                                           --------         -------     -----------    ----------      --------
    Net investment income ..........................         (2,319)           (270)         70,165        58,503        32,580
                                                           --------         -------     -----------    ----------      --------

  Proceeds from mutual funds shares sold ...........        964,522           6,526      15,793,571     2,420,771       435,823
  Cost of mutual fund shares sold ..................       (855,935)         (6,519)    (13,840,998)   (2,055,892)     (441,804)
                                                           --------         -------     -----------    ----------      --------
    Realized gain (loss) on investments ............        108,587               7       1,952,573       364,879        (5,981)
  Change in unrealized gain (loss)
    on investments .................................        (30,786)         36,926      (3,991,965)    1,474,439       775,840
                                                           --------         -------     -----------    ----------      --------
    Net gain (loss) on investments .................         77,801          36,933      (2,039,392)    1,839,318       769,859
                                                           --------         -------     -----------    ----------      --------
  Reinvested capital gains .........................          3,864          10,865         260,249       107,483         9,613
                                                           --------         -------     -----------    ----------      --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............         79,346          47,528      (1,708,978)    2,005,304       812,052
                                                           ========         =======     ===========    ==========      ========




                                                                            DryVApp
                                                        -------------------------------------------       --------
                                                             2000             1999            1998           2000
                                                        -----------      ----------        --------       --------
Investment activity:
  Reinvested dividends .............................   $     73,230          65,571          17,678          3,887
   Mortality and expense risk charges (note 3) .....        (61,891)        (50,548)         (8,408)        (3,522)
                                                        -----------      ----------        --------       --------
    Net investment income ..........................         11,339          15,023           9,270            365
                                                        -----------      ----------        --------       --------
  Proceeds from mutual funds shares sold ...........      6,569,052       2,170,840          56,858        320,010
  Cost of mutual fund shares sold ..................     (6,041,900)     (1,803,486)        (58,027)      (276,517)
                                                        -----------      ----------        --------       --------
    Realized gain (loss) on investments ............        527,152         367,354          (1,169)        43,493
  Change in unrealized gain (loss)
    on investments .................................       (728,416)        295,554         351,157       (121,285)
                                                        -----------      ----------        --------       --------
    Net gain (loss) on investments .................       (201,264)        662,908         349,988        (77,792)
                                                        -----------      ----------        --------       --------
  Reinvested capital gains .........................        124,578          44,050               2         32,137
                                                        -----------      ----------        --------       --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    (65,347)        721,981         359,260        (45,290)
                                                        ===========      ==========        ========       ========




                                                               DryVGrInc                             FidVEqIn
                                                       ------------------------      ------------------------------------------
                                                          1999            1998          2000            1999             1998
                                                       --------         -------      ----------      ----------        --------

Investment activity:
  Reinvested dividends .............................      2,658           1,650          38,781          47,473               -
   Mortality and expense risk charges (note 3) .....     (2,473)           (866)        (14,235)        (17,689)         (7,345)
                                                       --------         -------      ----------      ----------        --------
    Net investment income ..........................        185             784          24,546          29,784          (7,345)
                                                       --------         -------      ----------      ----------        --------

  Proceeds from mutual funds shares sold ...........    258,487           5,500       1,219,508       2,069,120         873,277
  Cost of mutual fund shares sold ..................   (221,590)         (6,178)     (1,147,357)     (1,874,177)       (900,730)
                                                       --------         -------      ----------      ----------        --------
    Realized gain (loss) on investments ............     36,897            (678)         72,151         194,943         (27,453)
  Change in unrealized gain (loss)
    on investments .................................     10,416          36,799         (52,355)       (146,379)        290,670
                                                       --------         -------      ----------      ----------        --------
    Net gain (loss) on investments .................     47,313          36,121          19,796          48,564         263,217
                                                       --------         -------      ----------      ----------        --------
  Reinvested capital gains .........................     11,459              96         146,105         104,940               -
                                                       --------         -------      ----------      ----------        --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ............     58,957          37,001         190,447         183,288         255,872
                                                       ========         =======      ==========      ==========       =========



                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                    FidVGr                               FidVHiIn
                                                  ---------------------------------------      -------------------------
                                                     2000            1999           1998          2000            1999
                                                  ----------       --------       -------      ----------       --------

Investment activity:
  Reinvested dividends .......................   $     2,112            367           217         491,548         46,952
   Mortality and expense risk charges (note 3)       (22,829)        (5,323)         (827)        (19,755)        (5,745)
                                                  ----------       --------       -------      ----------       --------
    Net investment income ....................       (20,717)        (4,956)         (610)        471,793         41,207
                                                  ----------       --------       -------      ----------       --------

  Proceeds from mutual funds shares sold .....     7,134,039        807,316        40,958       6,346,368        803,286
  Cost of mutual fund shares sold ............    (7,397,519)      (698,481)      (28,248)     (7,116,152)      (787,262)
                                                  ----------       --------       -------      ----------       --------
    Realized gain (loss) on investments ......      (263,480)       108,835        12,710        (769,784)        16,024
  Change in unrealized gain (loss)
    on investments ...........................      (710,263)       235,430        18,980        (327,486)       (22,830)
                                                  ----------       --------       -------      ----------       --------
    Net gain (loss) on investments ...........      (973,743)       344,265        31,690      (1,097,270)        (6,806)
                                                  ----------       --------       -------      ----------       --------
  Reinvested capital gains ...................       210,130         23,057         5,679               -          1,755
                                                  ----------       --------       -------      ----------       --------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $  (784,330)       362,366        36,759        (625,477)        36,156
                                                  ==========       ========       =======      ==========       ========




                                                  FidVHiIn                     FidVOvSe
                                               ---------------   ----------------------------------------
                                                    1998             2000           1999           1998
                                               ------------      ----------      ---------      ---------

Investment activity:
  Reinvested dividends .......................             -         23,928         13,167              -
   Mortality and expense risk charges (note 3)        (1,101)       (20,729)        (6,984)        (2,118)
                                                  ----------     ----------      ---------        -------
    Net investment income ....................        (1,101)         3,199          6,183         (2,118)
                                                  ----------     ----------      ---------        -------

  Proceeds from mutual funds shares sold .....     1,614,239      3,840,327        471,599          8,873
  Cost of mutual fund shares sold ............    (1,742,660)    (3,908,753)      (425,114)        (9,390)
                                                  ----------     ----------      ---------        -------
    Realized gain (loss) on investments ......      (128,421)       (68,426)        46,485           (517)
  Change in unrealized gain (loss)
    on investments ...........................        21,509       (885,526)       367,565         43,345
                                                  ----------     ----------      ---------        -------
    Net gain (loss) on investments ...........      (106,912)      (953,952)       414,050         42,828
                                                  ----------     ----------      ---------        -------
  Reinvested capital gains ...................             -        150,681         21,237              -
                                                  ----------     ----------      ---------        -------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......      (108,013)      (800,072)       441,470         40,710
                                                  ==========     ==========      =========        =======



                                                                   FidVAM                                 FidVCon
                                                  ----------------------------------------     -------------------------
                                                      2000           1999           1998          2000            1999
                                                  ----------     ----------      ---------     ----------      ---------
Investment activity:
Reinvested dividends .........................   $   175,368        135,270           --            4,022          1,715
 Mortality and expense risk charges (note 3) .       (42,860)       (37,937)        (9,891)        (9,866)        (4,153)
                                                  ----------     ----------      ---------     ----------      ---------
  Net investment income ......................       132,508         97,333         (9,891)        (5,844)        (2,438)
                                                  ----------     ----------      ---------     ----------      ---------

Proceeds from mutual funds shares sold .......     5,933,289      1,068,648        163,186      1,461,965        585,641
Cost of mutual fund shares sold ..............    (5,764,210)    (1,054,965)      (167,191)    (1,565,673)      (498,073)
                                                  ----------     ----------      ---------     ----------      ---------
  Realized gain (loss) on investments ........       169,079         13,683         (4,005)      (103,708)        87,568
Change in unrealized gain (loss)
  on investments .............................    (1,047,459)       375,064        295,169       (228,253)        77,538
                                                  ----------     ----------      ---------     ----------      ---------
  Net gain (loss) on investments .............      (878,380)       388,747        291,164       (331,961)       165,106
                                                  ----------     ----------      ---------     ----------      ---------
Reinvested capital gains .....................       413,155        171,342           --          146,001         12,574
                                                  ----------     ----------      ---------     ----------      ---------
   Net increase (decrease) in contract owners'
     equity resulting from operations ........   $  (332,717)       657,422        281,273       (191,804)       175,242
                                                 ===========     ==========      =========     ==========      =========




                                                   FidVCon                      FidVGrOp
                                                   --------     ----------------------------------------
                                                     1998          2000           1999             1998
                                                   --------     ----------      ---------        -------
Investment activity:
Reinvested dividends .........................         --           16,314         19,957           --
 Mortality and expense risk charges (note 3) .         (834)        (8,087)        (9,542)        (4,084)
                                                   --------     ----------      ---------        -------
  Net investment income ......................         (834)         8,227         10,415         (4,084)
                                                   --------     ----------      ---------        -------

Proceeds from mutual funds shares sold .......       11,580      1,568,007      1,576,669          8,736
Cost of mutual fund shares sold ..............      (11,300)    (1,814,775)    (1,383,912)        (8,768)
                                                   --------     ----------      ---------        -------
  Realized gain (loss) on investments ........          280       (246,768)       192,757            (32)
Change in unrealized gain (loss)
  on investments .............................       44,475       (144,372)      (162,857)       217,085
                                                   --------     ----------      ---------        -------
  Net gain (loss) on investments .............       44,755       (391,140)        29,900        217,053
                                                   --------     ----------      ---------        -------
Reinvested capital gains .....................         --           82,734         37,311           --
                                                   --------     ----------      ---------        -------
   Net increase (decrease) in contract owners'
     equity resulting from operations ........       43,921       (300,179)        77,626        212,969
                                                   ========     ==========      =========        =======

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                            JanACapApS                    JanAGlTchS
                                                 ---------------------------    ---------------------------
                                                    2000      1999      1998      2000       1999      1998
                                                 -------     -----    ------    ------      ------   ------
Investment activity:
  Reinvested dividends .......................   $   262        -        -          953         -       -
   Mortality and expense risk charges (note 3)      (138)       -        -         (615)        -       -
                                                 -------      ---      ---      -------       ---     ---

    Net investment income ....................       124        -        -          338         -       -
                                                 -------      ---      ---      -------       ---     ---

  Proceeds from mutual funds shares sold .....     1,757        -        -        9,815         -       -
  Cost of mutual fund shares sold ............    (1,678)       -        -      (10,045)        -       -
                                                 -------      ---      ---      -------       ---     ---

    Realized gain (loss) on investments ......        79        -        -         (230)        -       -
  Change in unrealized gain (loss)
    on investments ...........................    (4,670)       -        -      (72,206)        -       -
                                                 -------      ---      ---      -------       ---     ---
    Net gain (loss) on investments ...........    (4,591)       -        -      (72,436)        -       -
                                                 -------      ---      ---      -------       ---     ---
  Reinvested capital gains ...................      --          -        -         --           -       -
                                                 -------      ---      ---      -------       ---     ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $(4,467)       -        -      (72,098)        -       -
                                                 =======      ===      ===      =======       ===     ===




                                                            JanAIntGrS
                                                   --------------------------
                                                     2000      1999      1998
                                                   -------    -----     -----
Investment activity:
  Reinvested dividends .......................       1,249      -         -
   Mortality and expense risk charges (note 3)        (105)     -         -
                                                   -------    ---       ---

    Net investment income ....................       1,144      -         -
                                                   -------    ---       ---

  Proceeds from mutual funds shares sold .....       1,588      -         -
  Cost of mutual fund shares sold ............      (1,650)     -         -
                                                   -------    ---       ---

    Realized gain (loss) on investments ......         (62)     -         -
  Change in unrealized gain (loss)
    on investments ...........................      (5,514)     -         -
                                                   -------    ---       ---
    Net gain (loss) on investments ...........      (5,576)     -         -
                                                   -------    ---       ---
  Reinvested capital gains ...................        --        -         -
                                                   -------    ---       ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ......      (4,432)     -         -
                                                   =======    ===       ===




                                                                  NSATCapAp                             NSATGvtBd
                                                 -----------------------------------------   ---------------------------
                                                      2000          1999            1998          2000           1999
                                                 -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends .......................   $     4,589         15,503          9,739        262,178        196,567
   Mortality and expense risk charges (note 3)        (8,230)       (14,315)        (6,021)       (26,713)       (19,276)
                                                 -----------    -----------    -----------    -----------    -----------
    Net investment income ....................        (3,641)         1,188          3,718        235,465        177,291
                                                 -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .....     2,310,819      1,356,673        212,711      3,083,880        862,487
  Cost of mutual fund shares sold ............    (2,383,900)    (1,229,825)      (219,787)    (3,228,605)      (888,607)
                                                 -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ......       (73,081)       126,848         (7,076)      (144,725)       (26,120)
  Change in unrealized gain (loss)
    on investments ...........................      (313,247)      (201,392)       202,050        380,587       (209,750)
                                                 -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ...........      (386,328)       (74,544)       194,974        235,862       (235,870)
                                                 -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ...................       128,388        164,424         62,464             -           9,251
                                                 -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $  (261,581)        91,068        261,156        471,327        (49,328)
                                                 ===========    ===========    ===========    ===========    ===========



                                                     NSATGvtBd                 NSATMCIxDR
                                                   -----------    --------------------------------
                                                        1998          2000        1999       1998
                                                   -----------    ----------     ------    -------
Investment activity:
  Reinvested dividends .......................          37,511          1,721       -          -
   Mortality and expense risk charges (note 3)          (3,182)          (793)      -          -
                                                   -----------    -----------       -          -
    Net investment income ....................          34,329            928       -          -
                                                   -----------    -----------       -          -

  Proceeds from mutual funds shares sold .....       1,076,570         21,086       -          -
  Cost of mutual fund shares sold ............      (1,071,059)       (19,326)      -          -
                                                   -----------    -----------       -          -
    Realized gain (loss) on investments ......           5,511          1,760       -          -
  Change in unrealized gain (loss)
    on investments ...........................             433          1,661       -          -
                                                   -----------    -----------       -          -
    Net gain (loss) on investments ...........           5,944          3,421       -          -
                                                   -----------    -----------       -          -
  Reinvested capital gains ...................           5,369         19,079       -          -
                                                   -----------    -----------     ---        ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ......          45,642         23,428       -          -
                                                   ===========    ===========     ===        ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               NSATMCpSTR                          NSATMMkt
                                                 --------------------------------  -----------------------------------------
                                                      2000        1999       1998      2000         1999            1998
                                                 -----------   ----------    ----  -----------   ------------   ------------
Investment activity:
  Reinvested dividends .......................   $      --          -          -       885,997        600,938        504,998
   Mortality and expense risk charges (note 3)          (130)       -          -       (90,074)       (77,474)       (51,084)
                                                 -----------      ---        ---   -----------    -----------    -----------
    Net investment income ....................          (130)       -          -       795,923        523,464        453,914
                                                 -----------      ---        ---   -----------    -----------    -----------

  Proceeds from mutual funds shares sold .....       422,558        -          -    19,819,888     32,567,550     26,194,791
  Cost of mutual fund shares sold ............      (377,371)       -          -   (19,819,888)   (32,567,550)   (26,194,791)
                                                 -----------      ---        ---   -----------    -----------    -----------
    Realized gain (loss) on investments ......        45,187        -          -          --             --             --
                                                 -----------      ---        ---   -----------    -----------    -----------
  Change in unrealized gain (loss)
    on investments ...........................            -         -          -          --             --             --
                                                 -----------      ---        ---   -----------    -----------    -----------
    Net gain (loss) on investments ...........        45,187        -          -          --             --             --
                                                 -----------      ---        ---   -----------    -----------    -----------
  Reinvested capital gains ...................            -         -          -          --             --             --
                                                 -----------      ---        ---   -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $    45,057        -          -       795,923        523,464        453,914
                                                 ===========      ===        ===   ===========    ===========    ===========




                                                               NSATSmCapG
                                                   -----------------------------
                                                     2000         1999      1998
                                                   --------       ----      ----
Investment activity:
  Reinvested dividends .......................          --           -         -
   Mortality and expense risk charges (note 3)          (395)        -         -
                                                 -----------       ---       --
    Net investment income ....................          (395)        -         -
                                                 -----------       ---       --

  Proceeds from mutual funds shares sold .....       185,573         -         -
  Cost of mutual fund shares sold ............      (213,927)        -         -
                                                 -----------       ---       --
    Realized gain (loss) on investments ......       (28,354)        -         -
                                                 -----------       ---       --
  Change in unrealized gain (loss)
    on investments ...........................          --           -         -
                                                 -----------       ---       --
    Net gain (loss) on investments ...........       (28,354)        -         -
                                                 -----------       ---       --
  Reinvested capital gains ...................         3,184         -         -
                                                 -----------       ---       --
     Net increase (decrease) in contract owners'
       equity resulting from operations ......       (25,565)        -         -
                                                 ===========       ===       ===




                                                                NSATSmCapV                      NSATSmCo
                                                   ----------------------------  -----------------------------------
                                                       2000        1999    1998    2000         1999         1998
                                                   ---------    ---------  ----  ---------    ---------    ---------
Investment activity:
  Reinvested dividends .........................   $    --           --      -         448         --           --
   Mortality and expense risk charges (note 3) .     (16,833)      (6,397)   -     (10,051)      (4,634)        (667)
                                                   ---------    ---------    -   ---------    ---------    ---------
    Net investment income ......................     (16,833)      (6,397)   -      (9,603)      (4,634)        (667)
                                                   ---------    ---------    -   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......     560,395       35,459    -     344,510      112,644      541,453
  Cost of mutual fund shares sold ..............    (560,568)     (35,445)   -    (235,239)     (99,242)    (577,428)
                                                   ---------    ---------    -   ---------    ---------    ---------
    Realized gain (loss) on investments ........        (173)          14    -     109,271       13,402      (35,975)
  Change in unrealized gain (loss)
    on investments .............................    (431,992)    (186,972)   -    (294,008)     354,570       13,257
                                                   ---------    ---------    -   ---------    ---------    ---------
    Net gain (loss) on investments .............    (432,165)    (186,958)   -    (184,737)     367,972      (22,718)
                                                   ---------    ---------    -   ---------    ---------    ---------
  Reinvested capital gains .....................     647,513      319,121    -     326,560       59,588         --
                                                   ---------    ---------    -   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   $ 198,515      125,766    -     132,220      422,926      (23,385)
                                                   =========    =========  ===   =========    =========    =========

                                                                NSATTotRtn
                                                    ----------------------------------
                                                      2000        1999         1998
                                                    ---------   ---------    ---------
Investment activity:
  Reinvested dividends .........................        1,568       2,824        1,289
   Mortality and expense risk charges (note 3) .       (1,919)     (2,352)        (663)
                                                    ---------   ---------    ---------
    Net investment income ......................         (351)        472          626
                                                    ---------   ---------    ---------

  Proceeds from mutual funds shares sold .......      917,428      93,963      899,768
  Cost of mutual fund shares sold ..............     (886,320)    (85,579)    (917,792)
                                                    ---------   ---------    ---------
    Realized gain (loss) on investments ........       31,108       8,384      (18,024)
  Change in unrealized gain (loss)
    on investments .............................      (12,528)     (2,352)       4,285
                                                    ---------   ---------    ---------
    Net gain (loss) on investments .............       18,580       6,032      (13,739)
                                                    ---------   ---------    ---------
  Reinvested capital gains .....................        8,651      20,383        7,210
                                                    ---------   ---------    ---------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       26,880      26,887       (5,903)
                                                    =========   =========    =========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   NBAMTBal                                NBAMTGro
                                                 --------------------------------------    --------------------------------------
                                                    2000          1999          1998          2000          1999          1998
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends .......................   $      312           213           266             -             -             -
   Mortality and expense risk charges (note 3)         (153)         (105)         (101)      (27,171)       (9,391)         (213)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Net investment income ....................          159           108           165       (27,171)       (9,391)         (213)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....        2,970           895           746       367,776       110,523       451,671
  Cost of mutual fund shares sold ............       (2,418)         (799)         (705)     (248,910)      (94,740)     (589,586)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments ......          552            96            41       118,866        15,783      (137,915)
  Change in unrealized gain (loss)
    on investments ...........................       (4,190)        3,758          (667)   (1,086,951)    1,286,265        14,568
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ...........       (3,638)        3,854          (626)     (968,085)    1,302,048      (123,347)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ...................        2,473           316         1,868       351,424         6,121             -
                                                 ----------    ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $   (1,006)        4,278         1,407      (643,832)    1,298,778      (123,560)
                                                 ==========    ==========    ==========    ==========    ==========    ==========


                                                                NBAMTGuard
                                                  --------------------------------
                                                     2000         1999        1998
                                                  ----------    ----------    ----
Investment activity:
  Reinvested dividends .......................           349            11      -
   Mortality and expense risk charges (note 3)          (262)          (49)     -
                                                  ----------    ----------    ---
    Net investment income ....................            87           (38)     -
                                                  ----------    ----------    ---

  Proceeds from mutual funds shares sold .....       867,547        96,827      -
  Cost of mutual fund shares sold ............      (853,598)      (94,341)     -
                                                  ----------    ----------    ---
    Realized gain (loss) on investments ......        13,949         2,486      -
  Change in unrealized gain (loss)
    on investments ...........................          (222)          222      -
                                                  ----------    ----------    ---
    Net gain (loss) on investments ...........        13,727         2,708      -
                                                  ----------    ----------    ---
  Reinvested capital gains ...................             -             -      -
     Net increase (decrease) in contract owners'
       equity resulting from operations ......        13,814         2,670      -
                                                  ==========    ==========    ===




                                                                   NBAMTLMat                             NBAMTPart
                                                 -----------------------------------------    --------------------------
                                                      2000           1999            1998         2000           1999
                                                 -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends .......................   $   305,010        131,900              -         32,398         35,979
   Mortality and expense risk charges (note 3)       (23,023)       (23,583)        (6,625)       (24,925)       (22,411)
                                                 -----------    -----------    -----------    -----------    -----------
    Net investment income ....................       281,987        108,317         (6,625)         7,473         13,568
                                                 -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .....     3,723,559        503,526        600,881      1,480,319      2,594,674
  Cost of mutual fund shares sold ............    (3,939,207)      (511,042)      (594,456)    (1,681,783)    (2,433,926)
                                                 -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ......      (215,648)        (7,516)         6,425       (201,464)       160,748
  Change in unrealized gain (loss)
    on investments ...........................       159,054        (66,054)        37,857       (440,800)       (54,411)
                                                 -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ...........       (56,594)       (73,570)        44,282       (642,264)       106,337
                                                 -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ...................             -              -              -        688,996         62,571
                                                 -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......    $| 225,393         34,747         37,657         54,205        182,476
                                                 ===========    ===========    ===========    ===========    ===========




                                                   NBAMTPart                 OppAggGrVA
                                                  -----------    -------------------------------
                                                      1998          2000        1999        1998
                                                  -----------    -----------    ----        ----
Investment activity:
  Reinvested dividends .......................             96              -       -           -
   Mortality and expense risk charges (note 3)         (7,845)          (166)      -           -
                                                  -----------    -----------       -           -
    Net investment income ....................         (7,749)          (166)      -           -
                                                  -----------    -----------       -           -

  Proceeds from mutual funds shares sold .....        502,461        647,625       -           -
  Cost of mutual fund shares sold ............       (576,869)      (553,657)      -           -
                                                  -----------    -----------       -           -
    Realized gain (loss) on investments ......        (74,408)        93,968       -           -
  Change in unrealized gain (loss)
    on investments ...........................        150,166              -       -           -
                                                  -----------    -----------       -           -
    Net gain (loss) on investments ...........         75,758         93,968       -           -
                                                  -----------    -----------       -           -
  Reinvested capital gains ...................          3,026              -       -           -
                                                  -----------    -----------       -           -
     Net increase (decrease) in contract owners'
       equity resulting from operations ......         71,035         93,802       -           -
                                                  ===========    ===========     ===         ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                   OppBdVA                             OppCapApVA
                                                 -----------------------------------------    --------------------------
                                                      2000           1999             1998          2000         1999
                                                 -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends .......................   $    81,914         26,045            322          3,784            850
   Mortality and expense risk charges (note 3)        (5,173)        (4,409)        (1,236)       (19,704)        (8,547)
                                                 -----------    -----------    -----------    -----------    -----------
    Net investment income ....................        76,741         21,636           (914)       (15,920)        (7,697)
                                                 -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .....     1,048,196        731,543          9,221        232,100        635,041
  Cost of mutual fund shares sold ............    (1,102,913)      (761,185)        (9,205)      (176,509)      (528,498)
                                                 -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ......       (54,717)       (29,642)            16         55,591        106,543
  Change in unrealized gain (loss)
    on investments ...........................        14,775         (9,806)         8,173       (304,337)       519,569
                                                 -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ...........       (39,942)       (39,448)         8,189       (248,746)       626,112
                                                 -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ...................             -          2,501            291        201,923          9,340
                                                 -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $    36,799        (15,311)         7,566        (62,743)       627,755
                                                 ===========    ===========    ===========    ===========    ===========


                                                  OppCapApVA                    OppGlSecVA
                                                  -----------    -----------------------------------------
                                                      1998           2000           1999           1998
                                                  -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends .......................            100          4,152         26,885            307
   Mortality and expense risk charges (note 3)           (463)       (11,064)        (7,996)        (5,205)
                                                  -----------    -----------    -----------    -----------
    Net investment income ....................           (363)        (6,912)        18,889         (4,898)
                                                  -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .....         11,617      1,472,520      2,708,659          6,335
  Cost of mutual fund shares sold ............        (12,143)    (1,262,897)    (2,479,501)        (7,203)
                                                  -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ......           (526)       209,623        229,158           (868)
  Change in unrealized gain (loss)
    on investments ...........................         23,432       (363,466)       187,521        124,381
                                                  -----------    -----------    -----------    -----------
    Net gain (loss) on investments ...........         22,906       (153,843)       416,679        123,513
                                                  -----------    -----------    -----------    -----------
  Reinvested capital gains ...................          1,201        232,080         75,339          1,156
                                                  -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......         23,744         71,325        510,907        119,771
                                                  ===========    ===========    ===========    ===========



                                                               OppMGrInVA                       OppMltStVA
                                                 --------------------------------   --------------------------------------
                                                    2000          1999       1998      2000         1999           1998
                                                 ----------       ----       ----   ----------    ----------    ----------
Investment activity:
  Reinvested dividends .......................   $        -         -         -            -         8,514             -
   Mortality and expense risk charges (note 3)         (225)        -         -       (2,903)         (560)         (219)
                                                 ----------         -         -   ----------    ----------    ----------
    Net investment income ....................         (225)        -         -       (2,903)        7,954          (219)
                                                 ----------       ---       ---   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....      767,041         -         -      443,368       290,794        10,181
  Cost of mutual fund shares sold ............     (748,739)        -         -     (429,734)     (291,914)      (10,741)
                                                 ----------       ---       ---   ----------    ----------    ----------
    Realized gain (loss) on investments ......       18,302         -         -       13,634        (1,120)         (560)
  Change in unrealized gain (loss)
    on investments ...........................            -         -         -      (11,314)       (2,198)        2,201
                                                 ----------       ---       ---   ----------    ----------    ----------
    Net gain (loss) on investments ...........       18,302         -         -        2,320        (3,318)        1,641
                                                 ----------       ---       ---   ----------    ----------    ----------
  Reinvested capital gains ...................            -         -         -            -        12,316             -
                                                 ----------       ---       ---   ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......   $   18,077         -         -         (583)       16,952         1,422
                                                 ==========       ===       ===   ==========    ==========    ==========




                                                                 StOpp2
                                                 --------------------------------------
                                                      2000        1999           1998
                                                 ----------    ----------    ----------
Investment activity:
  Reinvested dividends .......................            -             -         5,700
   Mortality and expense risk charges (note 3)      (36,798)      (23,329)       (6,774)
                                                 ----------    ----------    ----------
    Net investment income ....................      (36,798)      (23,329)       (1,074)
                                                 ----------    ----------    ----------

  Proceeds from mutual funds shares sold .....      848,226     2,249,012        20,340
  Cost of mutual fund shares sold ............     (593,718)   (1,989,388)      (24,221)
                                                 ----------    ----------    ----------
    Realized gain (loss) on investments ......      254,508       259,624        (3,881)
  Change in unrealized gain (loss)
    on investments ...........................     (807,135)      481,583       274,510
                                                 ----------    ----------    ----------
    Net gain (loss) on investments ...........     (552,627)      741,207       270,629
                                                 ----------    ----------    ----------
  Reinvested capital gains ...................      892,868       398,233         3,397
                                                 ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ......      303,443     1,116,111       272,952
                                                 ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31,2000,1999 AND 1998


                                                                  StVDisc2                           StVIntStk2
                                                   --------------------------------------    ------------------------
                                                       2000         1999           1998          2000          1999
                                                   ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends .........................   $        -            -             -             -           303
   Mortality and expense risk charges (note 3) .          (34)           -           (11)       (3,347)       (1,056)
                                                   ----------    ----------    ----------    ----------    ----------
    Net investment income ......................          (34)           -           (11)       (3,347)         (753)
                                                   ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......       25,491         7,564            96     1,874,933        58,412
  Cost of mutual fund shares sold ..............      (24,737)       (7,336)          (92)   (1,736,585)      (42,860)
                                                   ----------    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments ........          754           228             4       138,348        15,552
  Change in unrealized gain (loss)
    on investments .............................          885          (708)          708      (278,533)      213,980
                                                   ----------    ----------    ----------    ----------    ----------
    Net gain (loss) on investments .............        1,639          (480)          712      (140,185)      229,532
                                                   ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains .....................            -             -             -             -             -
                                                   ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   $    1,605          (480)          701      (143,532)      228,779
                                                   ==========    ==========    ==========    ==========    ==========


                                                    StVIntStk2                 MSUEmMkt
                                                    ----------    --------------------------------------
                                                       1998         2000          1999           1998
                                                    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends .........................           94             -        10,875         4,872
   Mortality and expense risk charges (note 3) .         (138)         (656)         (405)         (120)
                                                    ----------    ----------    ----------    ----------
    Net investment income ......................          (44)         (656)       10,470         4,752
                                                    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......         2,255       314,280         8,573         6,713
  Cost of mutual fund shares sold ..............        (2,481)     (297,434)      (12,762)       (7,026)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments ........          (226)       16,846        (4,189)         (313)
  Change in unrealized gain (loss)
    on investments .............................        (2,215)         (920)       12,256       (11,337)
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments .............        (2,441)       15,926         8,067       (11,650)
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains .....................             -             -             -             -
                                                    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract owners'
                                                   ----------    ----------    ----------    ----------
       equity resulting from operations ........        (2,485)       15,270        18,537        (6,898)
                                                    ==========    ==========    ==========    ==========




                                                                  MSUUSRealE                                 VEWwBd
                                                   --------------------------------------    --------------------------------------
                                                      2000          1999          1998          2000          1999          1998
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends .........................   $   26,969        22,119            31            59             -           -
   Mortality and expense risk charges (note 3) .       (1,534)       (1,610)         (673)           (1)          (62)          -
                                                   ----------    ----------    ----------    ----------    ----------    ----------
    Net investment income ......................       25,435        20,509          (642)           58           (62)          -

  Proceeds from mutual funds shares sold .......      583,899       260,988         9,973         1,268        17,176       635,332
  Cost of mutual fund shares sold ..............     (559,233)     (267,305)      (11,122)       (1,351)      (17,805)     (637,007)
    Realized gain (loss) on investments ........       24,666        (6,317)       (1,149)          (83)         (629)       (1,675)
  Change in unrealized gain (loss)
    on investments .............................       18,164        (8,648)       (1,009)           (1)            1             -
    Net gain (loss) on investments .............       42,830       (14,965)       (2,158)          (84)         (628)       (1,675)
  Reinvested capital gains .....................        2,122             -           306             -             -             -
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   $   70,387         5,544        (2,494)          (26)         (690)       (1,675)
                                                   ==========    ==========    ==========    ==========    ==========    ==========




                                                                     VEWwEmgMkt
                                                     --------------------------------------
                                                         2000          1999          1998
                                                     ----------    ----------    ----------
Investment activity:
  Reinvested dividends .........................              -             -             -
   Mortality and expense risk charges (note 3) .         (4,480)         (192)            -
                                                     ----------    ----------    ----------
    Net investment income ......................         (4,480)         (192)            -

  Proceeds from mutual funds shares sold .......      1,513,576           159       214,660
  Cost of mutual fund shares sold ..............     (1,679,642)         (140)     (233,229)
    Realized gain (loss) on investments ........       (166,066)           19       (18,569)
  Change in unrealized gain (loss)
    on investments .............................       (188,929)       82,054              -
    Net gain (loss) on investments .............       (354,995)       82,073       (18,569)
  Reinvested capital gains .....................              -             -             -
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (359,475)       81,881       (18,569)
                                                     ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                VEWwHrdAst                     WPTGloPVC
                                                         2000     1999      1998    2000          1999           1998
Investment activity:
  Reinvested dividends .........................   $     --        -        -         --            --            --
   Mortality and expense risk charges (note 3) .          (17)     -        -       (2,277)         (235)         (150)
                                                                   -        -   ----------    ----------    ----------
    Net investment income ......................          (17)     -        -       (2,277)         (235)         (150)
                                                                   -        -   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......           16      -        -      558,090        90,443         1,920
  Cost of mutual fund shares sold ..............          (15)     -        -     (597,455)      (77,024)       (2,142)
                                                                   -        -   ----------    ----------    ----------
    Realized gain (loss) on investments ........            1      -        -      (39,365)       13,419          (222)
  Change in unrealized gain (loss)
    on investments .............................        2,925      -        -      (93,902)       (6,201)        6,202
                                                                   -        -   ----------    ----------    ----------
    Net gain (loss) on investments .............        2,926      -        -     (133,267)        7,218         5,980
                                                                   -        -   ----------    ----------    ----------
  Reinvested capital gains .....................         --        -        -       30,234          --            --
                                                                   -        -   ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........   $    2,909      -        -     (105,310)        6,983         5,830
                                                   ==========      =        =   ==========    ==========    ==========




                                                                      WPTIntEq
                                                          2000          1999         1998
Investment activity:
  Reinvested dividends .........................            961         6,312           597
   Mortality and expense risk charges (note 3) .         (2,126)       (1,201)         (322)
                                                     ----------    ----------    ----------
    Net investment income ......................         (1,165)        5,111           275
                                                     ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......      1,241,928       253,619         6,992
  Cost of mutual fund shares sold ..............     (1,173,531)     (232,082)       (7,479)
                                                     ----------    ----------    ----------
    Realized gain (loss) on investments ........         68,397        21,537          (487)
  Change in unrealized gain (loss)
    on investments .............................       (158,179)      110,250        (1,416)
                                                     ----------    ----------    ----------
    Net gain (loss) on investments .............        (89,782)      131,787        (1,903)
                                                     ----------    ----------    ----------
  Reinvested capital gains .....................         23,113          --            --
                                                     ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        (67,834)      136,898        (1,628)
                                                     ==========    ==========    ==========




                                                                     WPTSmCoGr
                                                          2000          1999         1998
Investment activity:
  Reinvested dividends .........................    $         -             -             -
   Mortality and expense risk charges (note 3) .        (24,527)      (12,964)       (3,814)
                                                     ----------    ----------    ----------
    Net investment income ......................        (24,527)      (12,964)       (3,814)
                                                     ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......      3,308,463       486,242       262,623
  Cost of mutual fund shares sold ..............     (2,006,747)     (424,025)     (306,771)
                                                     ----------    ----------    ----------
    Realized gain (loss) on investments ........      1,301,716        62,217       (44,148)
  Change in unrealized gain (loss)
    on investments .............................     (3,338,479)    1,318,947       179,022
                                                     ----------    ----------    ----------
    Net gain (loss) on investments .............     (2,036,783)    1,381,164       134,874
                                                     ----------    ----------    ----------
  Reinvested capital gains .....................        959,959        97,160             -
                                                     ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........    $(1,101,331)    1,465,360       131,060
                                                     ==========    ==========    ==========

See accompanying notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                Total                                     ACVPAdv
                                                 2000           1999               1998            2000             1999
Investment activity:
  Net investment income ...............   $   1,961,172        1,075,329          494,720               30              231
  Realized gain (loss) on investments .       2,950,248        2,645,729         (488,186)             (54)         130,419
  Change in unrealized gain (loss)
     on investments ...................     (16,827,195)       7,719,292        3,222,056             (133)        (120,040)
  Reinvested capital gains ............       6,258,988        1,809,923          149,622              221              616
                                          -------------    -------------    -------------    -------------    -------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......      (5,656,787)      13,250,273        3,378,212               64           11,226
                                          -------------    -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners ..................      46,615,022       38,247,054       47,374,274              117              194
  Transfers between funds .............            --               --               --             (1,399)            --
  Surrenders ..........................     (13,839,595)      (2,523,443)         (18,421)            --           (517,336)
  Death benefits (note 4) .............        (285,380)            --            (25,069)            --               --
  Policy loans (net of repayments)
     (note 5) .........................             281           (2,095)          (9,541)            --               --
  Deductions for surrender charges
     (note 2d) ........................          (3,855)          (1,788)            --               --                 (7)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (3,034,648)      (3,028,552)      (1,853,909)             (45)            (262)
                                          -------------    -------------    -------------    -------------    -------------
       Net equity transactions ........      29,451,825       32,691,176       45,467,334           (1,327)        (517,411)
                                          -------------    -------------    -------------    -------------    -------------

Net change in contract
  owners' equity .......................      23,795,038       45,941,449       48,845,546           (1,263)        (506,185)
Contract owners' equity beginning
  of period ...........................      95,318,503       49,377,054          531,508            1,263          507,448
                                          -------------    -------------    -------------    -------------    -------------
Contract owners' equity end
  of period ...........................   $ 119,113,541       95,318,503       49,377,054             --              1,263
                                          =============    =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units .....................       6,853,239        4,253,943           29,851               60           25,486
                                          -------------    -------------    -------------    -------------    -------------
  Units purchased .....................       5,309,391        6,322,483        6,809,301                5               10
  Units redeemed ......................      (3,125,890)      (3,723,187)      (2,585,209)             (65)         (25,436)
                                          -------------    -------------    -------------    -------------    -------------
  Ending units ........................       9,036,740        6,853,239        4,253,943             --                 60
                                          =============    =============    =============    =============    =============


                                                ACVPAdv                           ACVPBal
                                                 1998              2000             1999             1998
Investment activity:
  Net investment income ...............             9,700           11,277            1,434             (923)
  Realized gain (loss) on investments .               214            7,752            2,226            3,418
  Change in unrealized gain (loss)
     on investments ...................            27,703          (43,287)           8,524           15,647
  Reinvested capital gains ............            36,765            9,506           22,770             --
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......            74,382          (14,752)          34,954           18,142
                                            -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
     contract owners ..................             1,158          266,641          220,936          267,848
  Transfers between funds .............              --           (263,824)         (87,225)         (55,648)
  Surrenders ..........................              --             (1,418)            --               --
  Death benefits (note 4) .............              --               --               --               --
  Policy loans (net of repayments)
     (note 5) .........................              --               --               --               --
  Deductions for surrender charges
     (note 2d) ........................              --               --               --               --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................            (1,563)         (15,651)         (12,365)         (11,523)
                                            -------------    -------------    -------------    -------------
       Net equity transactions ........              (405)         (14,252)         121,346          200,677
                                            -------------    -------------    -------------    -------------

Net change in contract
  owners' equity ......................            73,977          (29,004)         156,300          218,819
Contract owners' equity beginning
  of period ...........................           433,471          375,119          218,819             --
                                            -------------    -------------    -------------    -------------
Contract owners' equity end
  of period ...........................           507,448          346,115          375,119          218,819
                                            =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units .....................            25,511           29,491           18,820             --
                                            -------------    -------------    -------------    -------------
  Units purchased .....................                13           21,615           19,232           27,712
  Units redeemed ......................               (38)         (22,987)          (8,561)          (8,892)
                                            -------------    -------------    -------------    -------------
  Ending units ........................            25,486           28,119           29,491           18,820
                                            =============    =============    =============    =============


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           ACVPCapAp                                ACVPIncGr
                                               2000           1999         1998          2000         1999      1998
Investment activity:
  Net investment income ...............   $   (2,317)         (117)         (422)       (1,495)       (1,160)    -
  Realized gain (loss) on investments .       (2,039)        9,894         3,698        31,804         2,525     -
  Change in unrealized gain (loss)
     on investments ...................      (35,992)       (3,922)       15,258      (117,621)       40,340     -
  Reinvested capital gains ............       17,791          --             130          --            --       -
                                          ----------    ----------    ----------    ----------    ----------     -
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......      (22,557)        5,855        18,664       (87,312)       41,705     -
                                          ----------    ----------    ----------    ----------    ----------     -
Equity transactions:
  Purchase payments received from
     contract owners ..................       92,864        29,308       336,228       358,636       260,281     -
  Transfers between funds .............      370,397       (46,988)     (223,889)      323,875        16,645     -
  Surrenders ..........................         --            --            --            --            --       -
  Death benefits (note 4) .............         --            --            --            --            --       -
  Policy loans (net of repayments)
     (note 5) .........................         --            --            --            --            --       -
  Deductions for surrender charges
     (note 2d) ........................         --            --            --            --            --       -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (12,077)       (1,564)       (5,109)      (17,292)       (6,446)    -
                                          ----------    ----------    ----------    ----------    ----------     -
       Net equity transactions ........      451,184       (19,244)      107,230       665,219       270,480     -
                                          ----------    ----------    ----------    ----------    ----------     -

Net change in contract
  owners' equity .......................      428,627       (13,389)      125,894       577,907       312,185     -
Contract owners' equity beginning
  of period ...........................      112,505       125,894          --         312,185          --       -
                                          ----------    ----------    ----------    ----------    ----------     -
Contract owners' equity end
  of period ...........................   $  541,132       112,505       125,894       890,092       312,185     -
                                          ==========    ==========    ==========    ==========    ==========     =

CHANGES IN UNITS:
  Beginning units .....................        8,002        14,644          --          24,465          --       -
                                          ----------    ----------    ----------    ----------    ----------     -
  Units purchased .....................       28,313         2,631        44,681        68,975        25,014     -
  Units redeemed ......................         (804)       (9,273)      (30,037)      (14,935)         (549)    -
                                          ----------    ----------    ----------    ----------    ----------     -
  Ending units ........................       35,511         8,002        14,644        78,505        24,465     -
                                          ==========    ==========    ==========    ==========    ==========     =


                                                       ACVPInt
                                             2000        1999            1998
Investment activity:
  Net investment income ...............    (22,837)     (12,097)         (134)
  Realized gain (loss) on investments .     71,993       23,534        (5,556)
  Change in unrealized gain (loss)
     on investments ................... (1,042,204)   1,744,161         5,586
  Reinvested capital gains ............     88,436         --            --
                                        ----------   ----------    ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......   (904,612)   1,755,598          (104)
                                        ----------   ----------    ----------
Equity transactions:
  Purchase payments received from
     contract owners ..................    138,870      193,929        24,566
  Transfers between funds .............    (71,297)   3,176,046        34,693
  Surrenders ..........................       --           --            --
  Death benefits (note 4) .............    (43,484)        --            (550)
  Policy loans (net of repayments)
     (note 5) .........................       --           --            --
  Deductions for surrender charges
     (note 2d) ........................       --           --            --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................    (67,079)     (43,651)       (1,674)
                                        ----------   ----------    ----------
       Net equity transactions ........    (42,990)   3,326,324        57,035
                                        ----------   ----------    ----------

Net change in contract
  owners' equity ......................   (947,602    5,081,922        56,931
Contract owners' equity beginning
  of period ...........................  5,138,853       56,931          --
                                        ----------   ----------    ----------
Contract owners' equity end
  of period ...........................  4,191,251    5,138,853        56,931
                                        ==========   ==========    ==========

CHANGES IN UNITS:
  Beginning units .....................    267,865        4,839          --
                                        ----------   ----------    ----------
  Units purchased .....................      7,066      266,380        11,903
  Units redeemed ......................    (10,691)      (3,354)       (7,064)
                                        ----------   ----------    ----------
  Ending units ........................    264,240      267,865         4,839
                                        ==========   ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                             ACVPValue                                   DrySRGr
                                                 2000          1999           1998          2000           1999             1998
Investment activity:
  Net investment income ...............   $    12,099         (5,167)          (278)           523         (2,319)          (270)
  Realized gain (loss) on investments .       (65,454)       (21,406)          (676)           806        108,587              7
  Change in unrealized gain (loss)
     on investments ...................       325,785       (245,409)         1,306        (42,891)       (30,786)        36,926
  Reinvested capital gains ............        58,697         10,801            184           --            3,864         10,865
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......       331,127       (261,181)           536        (41,562)        79,346         47,528
                                          -----------    -----------    -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from
     contract owners ..................        83,787         47,204        114,633        144,944        294,591        179,953
  Transfers between funds .............       (28,885)     1,931,098         (6,576)        13,827       (548,749)        98,530
  Surrenders ..........................          --             --             --             --             --             --
  Death benefits (note 4) .............       (15,373)          --             --             --             --             --
  Policy loans (net of repayments)
     (note 5) .........................          --             --             --             --             --             --
  Deductions for surrender charges
     (note 2d) ........................          --             --             --             --             --             --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................       (24,524)       (26,242)        (4,585)        (5,408)       (24,003)       (10,961)
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........        15,005      1,952,060        103,472        153,363       (278,161)       267,522
                                          -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .......................       346,132      1,690,879        104,008        111,801       (198,815)       315,050
Contract owners' equity beginning
  of period ...........................     1,794,887        104,008           --          116,235        315,050           --
                                          -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ...........................   $ 2,141,019      1,794,887        104,008        228,036        116,235        315,050
                                          ===========    ===========    ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................       170,336          9,728           --            6,856         24,028           --
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................         9,338        162,723         10,697          8,675         30,911         24,801
  Units redeemed ......................        (6,662)        (2,115)          (969)          (322)       (48,083)          (773)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       173,012        170,336          9,728         15,209          6,856         24,028
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                                           DryStkIx
                                               2000          1999              1998
Investment activity:
  Net investment income ...............         70,165         58,503         32,580
  Realized gain (loss) on investments .      1,952,573        364,879         (5,981)
  Change in unrealized gain (loss)
     on investments ...................     (3,991,965)     1,474,439        775,840
  Reinvested capital gains ............        260,249        107,483          9,613
                                           -----------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......     (1,708,978)     2,005,304        812,052
                                           -----------    -----------    -----------

Equity transactions:
  Purchase payments received from
     contract owners ..................      7,558,853      3,585,926      2,697,202
  Transfers between funds .............        529,500      2,458,300      3,507,438
  Surrenders ..........................     (4,358,142)          --             --
  Death benefits (note 4) .............        (16,184)          --             --
  Policy loans (net of repayments)
     (note 5) .........................           (677)          --             --
  Deductions for surrender charges
     (note 2d) ........................         (1,215)          --             --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................       (577,714)      (465,958)      (226,241)
                                           -----------    -----------    -----------
       Net equity transactions ........      3,134,421      5,578,268      5,978,399
                                           -----------    -----------    -----------

Net change in contract
  owners' equity .......................     1,425,443      7,583,572      6,790,451
Contract owners' equity beginning
  of period ...........................     14,374,023      6,790,451           --
                                           -----------    -----------    -----------
Contract owners' equity end
  of period ...........................     15,799,466     14,374,023      6,790,451
                                           ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................        898,839        509,049           --
                                           -----------    -----------    -----------
  Units purchased .....................        501,583        422,040        528,367
  Units redeemed ......................       (304,850)       (32,250)       (19,318)
                                           -----------    -----------    -----------
  Ending units ........................      1,095,572        898,839        509,049
                                           ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                              DryVApp                                        DryVGrInc
                                                2000           1999             1998            2000           1999

Investment activity:
  Net investment income ...............   $     11,339          15,023           9,270             365             185
  Realized gain (loss) on investments .        527,152         367,354          (1,169)         43,493          36,897
  Change in unrealized gain (loss)
     on investments ...................       (728,416)        295,554         351,157        (121,285)         10,416
  Reinvested capital gains ............        124,578          44,050               2          32,137          11,459
                                          ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......        (65,347)        721,981         359,260         (45,290)         58,957
                                          ------------    ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..................        639,181         474,775       1,389,597         171,217         150,957
  Transfers between funds .............        151,452       7,806,115       1,576,343         464,662        (169,895)
  Surrenders ..........................     (1,253,095)           --              --           (50,698)           --
  Death benefits (note 4) .............        (29,396)           --              --              --              --
  Policy loans (net of repayments)
     (note 5) .........................           --              --              --              (143)           --
  Deductions for surrender charges
     (note 2d) ........................           (349)           --              --               (14)           --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................       (246,460)       (335,284)        (55,062)        (29,606)        (24,688)
                                          ------------    ------------    ------------    ------------    ------------
       Net equity transactions ........       (738,667)      7,945,606       2,910,878         555,418         (43,626)
                                          ------------    ------------    ------------    ------------    ------------

Net change in contract
  owners' equity ......................       (804,014)      8,667,587       3,270,138         510,128          15,331
Contract owners' equity beginning
  of period ...........................     11,937,725       3,270,138            --           378,451         363,120
                                          ------------    ------------    ------------    ------------    ------------
Contract owners' equity end
  of period ...........................   $ 11,133,711      11,937,725       3,270,138         888,579         378,451
                                          ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................        808,332         245,320            --            29,245          32,602
                                          ------------    ------------    ------------    ------------    ------------
  Units purchased .....................        230,813         585,767         250,000          48,965          12,734
  Units redeemed ......................       (275,768)        (22,755)         (4,680)         (6,419)        (16,091)
                                          ------------    ------------    ------------    ------------    ------------
  Ending units ........................        763,377         808,332         245,320          71,791          29,245
                                          ============    ============    ============    ============    ============

                                              DryVGrInc                        FidVEqIn
                                                 1998           2000             1999             1998

Investment activity:
  Net investment income ...............             784          24,546          29,784          (7,345)
  Realized gain (loss) on investments .            (678)         72,151         194,943         (27,453)
  Change in unrealized gain (loss)
     on investments ...................          36,799         (52,355)       (146,379)        290,670
  Reinvested capital gains ............              96         146,105         104,940            --
                                           ------------    ------------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......          37,001         190,447         183,288         255,872
                                           ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from
     contract owners ..................         339,972         442,234       1,092,111       1,561,165
  Transfers between funds .............          (1,551)       (449,133)     (1,815,409)      1,354,321
  Surrenders ..........................            --           (99,820)           --              --
  Death benefits (note 4) .............            --              --              --            (3,754)
  Policy loans (net of repayments)
     (note 5) .........................            --              (161)           --              --
  Deductions for surrender charges
     (note 2d) ........................            --               (28)           --              --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................         (12,302)        (94,919)       (122,693)        (77,610)
                                           ------------    ------------    ------------    ------------
       Net equity transactions ........         326,119        (201,827)       (845,991)      2,834,122
                                           ------------    ------------    ------------    ------------

Net change in contract
  owners' equity ......................         363,120         (11,380)       (662,703)      3,089,994
Contract owners' equity beginning
  of period ...........................            --         2,427,291       3,089,994            --
                                           ------------    ------------    ------------    ------------
Contract owners' equity end
  of period ...........................         363,120       2,415,911       2,427,291       3,089,994
                                           ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................            --           198,742         267,408            --
                                           ------------    ------------    ------------    ------------
  Units purchased .....................          33,898          38,854          93,604         274,847
  Units redeemed ......................          (1,296)        (54,055)       (162,270)         (7,439)
                                           ------------    ------------    ------------    ------------
  Ending units ........................          32,602         183,541         198,742         267,408
                                           ============    ============    ============    ============

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                FidVGr                                  FidVHiln
                                                 2000            1999         1998         2000           1999         1998
Investment activity:
  Net investment income................   $     (20,717)       (4,956)         (610)      471,793        41,207        (1,101)
  Realized gain (loss) on investments          (263,480)      108,835        12,710      (769,784)       16,024      (128,421)
  Change in unrealized gain (loss)
    on investments.....................        (710,263)      235,430        18,980      (327,486)      (22,830)       21,509
  Reinvested capital gains.............         210,130        23,057         5,679          --           1,755          --
                                             ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........        (784,330)      362,366        36,759      (625,477)       36,156      (108,013)
                                             ----------    ----------    ----------    ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners....................       5,141,606       694,339        90,635       432,325       757,509       371,525
  Transfers between funds..............      (2,775,333)      686,483        31,354       164,066       144,079       209,922
  Surrenders...........................         (21,791)      (34,268)         --            --         (36,906)         --
  Death benefits (note 4)..............            --            --            --          (6,163)         --          (3,869)
  Policy loans (net of repayments)
    (note 5)...........................           2,776        (2,372)          546          --            --            --
  Deductions for surrender charges
    (note 2d)..........................              (6)          (30)         --            --             (33)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................        (108,194)      (37,486)       (9,764)      (53,624)      (43,657)      (22,819)
                                             ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions..........       2,239,058     1,306,666       112,771       536,604       820,992       554,759
                                             ----------    ----------    ----------    ----------    ----------    ----------

Net Change in contract
  owners' equity.......................       1,454,728     1,669,032       149,530       (88,873)      857,148       446,746
Contract owners' equity beginning
  of period............................       1,861,062       192,030        42,500     1,303,894       446,746          --
                                             ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period............................   $   3,315,790     1,861,062       192,030     1,215,021     1,303,894       446,746
                                             ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:                                95,380        11,470         1,734       122,886        45,265          --
  Beginning units......................      ----------    ----------    ----------    ----------    ----------    ----------
                                                111,269        87,979        10,629        68,748        85,296       112,677
  Units purchased......................         (12,228)       (4,069)         (893)      (43,044)       (7,675)      (67,412)
  Units redeemed.......................      ----------    ----------    ----------    ----------    ----------    ----------
                                                194,421        95,380        11,470       148,590       122,886        45,265
  Ending units.........................       ==========    ==========    ==========    ==========    ==========    ==========




                                                           FidVOvSe
                                                2000          1999            1998
Investment activity:
  Net investment income................          3,199         6,183        (2,118)
  Realized gain (loss) on investments          (68,426)       46,485          (517)
  Change in unrealized gain (loss)
    on investments.....................       (885,526)      367,565        43,345
  Reinvested capital gains.............        150,681        21,237          --
                                            ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........       (800,072)      441,470        40,710
                                            ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners....................      2,601,019       184,473       555,121
  Transfers between funds..............          7,474        (9,242)      249,878
  Surrenders...........................        (22,347)         --            --
  Death benefits (note 4)..............           --            --            --
  Policy loans (net of repayments)
    (note 5)...........................            (85)         --            --
  Deductions for surrender charges
    (note 2d)..........................             (6)         --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................       (103,057)      (38,401)      (14,893)
                                            ----------    ----------    ----------
      Net equity transactions..........      2,482,998       136,830       790,106
                                            ----------    ----------    ----------

Net Change in contract
  owners' equity.......................      1,682,926       578,300       830,816
Contract owners' equity beginning
  of period............................      1,409,116       830,816          --
                                            ----------    ----------    ----------
Contract owners' equity end
  of period............................      3,092,042     1,409,116       830,816
                                            ==========    ==========    ==========

CHANGES IN UNITS:                               91,676        76,632          --
  Beginning units......................     ----------    ----------    ----------
                                               167,352        40,607        78,102
  Units purchased......................         (8,852)      (25,563)       (1,470)
  Units redeemed.......................     ----------    ----------    ----------
                                               250,176        91,676        76,632
  Ending units.........................      ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                            FidVAM                                    FidVCon
                                               2000          1999          1998          2000           1999          1998
Investment activity:
  Net investment income.................. $  132,508        97,333        (9,891)       (5,844)       (2,438)         (834)
  Realized gain (loss) on investments        169,079        13,683        (4,005)     (103,708)       87,568           280
  Change in unrealized gain (loss)
    on investments....................... (1,047,459)      375,064       295,169      (228,253)       77,538        44,475
  Reinvested capital gains...............    413,155       171,342          --         146,001        12,574          --
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..........   (332,717)      657,422       281,273      (191,804)      175,242        43,921
                                          ----------    ----------    ----------    ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners......................    555,588       730,093     1,469,777     1,004,806       356,418       227,675
  Transfers between funds................  1,640,068     3,357,493     2,083,152      (423,300)      333,223        54,742
  Surrenders............................. (2,113,408)         --            --            --         (20,198)         --
  Death benefits (note 4)................     (6,045)         --            --            --            --            --
  Policy loans (net of repayments)
    (note 5).............................       --            --            --            --            --            --
  Deductions for surrender charges
    (note 2d)............................       (589)         --            --            --             (18)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)....................   (185,062)     (253,196)      (82,694)      (46,291)      (31,743)       (8,890)
                                          ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions............   (109,448)    3,834,390     3,470,235       535,215       637,682       273,527
                                          ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity.........................   (442,165)    4,491,812     3,751,508       343,411       812,924       317,448
Contract owners' equity beginning
  of period..............................  8,243,320     3,751,508          --       1,130,372       317,448          --
                                          ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period.............................. $7,801,155     8,243,320     3,751,508     1,473,783     1,130,372       317,448
                                          ==========    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:                            633,299       318,265          --          69,405        24,074          --
  Beginning units.......................  ----------    ----------    ----------    ----------    ----------    ----------
                                             190,835       335,769       325,888        59,586        48,886        24,869
  Units purchased.......................    (196,560)      (20,735)       (7,623)      (31,502)       (3,555)         (795)
  Units redeemed........................  ----------    ----------    ----------    ----------    ----------    ----------
                                             627,574       633,299       318,265        97,489        69,405        24,074
  Ending units..........................  ==========    ==========    ==========    ==========    ==========    ==========




                                                              FidVGrOp
                                                  2000          1999            1998
Investment activity:
  Net investment income..................          8,227        10,415        (4,084)
  Realized gain (loss) on investments           (246,768)      192,757           (32)
  Change in unrealized gain (loss)
    on investments.......................       (144,372)     (162,857)      217,085
  Reinvested capital gains...............         82,734        37,311          --
                                              ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..........       (300,179)       77,626       212,969
                                              ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners......................         96,846       313,176       496,204
  Transfers between funds................       (538,943)     (568,944)    1,030,094
  Surrenders.............................       (121,728)      (19,041)         --
  Death benefits (note 4)................           --            --            --
  Policy loans (net of repayments)
    (note 5).............................           (206)         --            --
  Deductions for surrender charges
    (note 2d)............................            (34)          (17)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)....................        (60,928)      (58,419)      (26,971)
                                              ----------    ----------    ----------
      Net equity transactions............       (624,993)     (333,245)    1,499,327
                                              ----------    ----------    ----------

Net change in contract
  owners' equity.........................       (925,172)     (255,619)    1,712,296
Contract owners' equity beginning
  of period..............................      1,456,677     1,712,296          --
                                              ----------    ----------    ----------
Contract owners' equity end
  of period..............................        531,505     1,456,677     1,712,296
                                              ==========    ==========    ==========


CHANGES IN UNITS:                                107,601       131,097          --
  Beginning units.......................      ----------    ----------    ----------
                                                  19,648        64,968       133,440
  Units purchased.......................         (79,625)      (88,464)       (2,343)
  Units redeemed........................      ----------    ----------    ----------
                                                  47,624       107,601       131,097
  Ending units..........................      ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                           JanACapApS                                    JanAGITchS
                                              2000            1999        1998             2000            1999        1998
Investment activity:
  Net investment income.................. $    124              --         --                338             --         --
  Realized gain (loss) on investments           79              --         --               (230)            --         --
  Change in unrealized gain (loss)
    on investments.......................   (4,670)             --         --            (72,206)            --         --
  Reinvested capital gains...............     --                --         --               --               --         --
                                          --------    --------------   --------    -------------   --------------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..........   (4,467)             --         --            (72,098)            --         --
                                          --------    --------------   --------    -------------   --------------   --------

Equity transactions:
  Purchase payments received from
    contract owners......................   (3,358)             --         --              1,195             --         --
  Transfers between funds................   38,731              --         --            230,004             --         --
  Surrenders.............................     --                --         --               --               --         --
  Death benefits (note 4)................     --                --         --               --               --         --
  Policy loans (net of repayments)
    (note 5).............................     --                --         --               --               --         --
  Deductions for surrender charges
    (note 2d)............................     --                --         --               --               --         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)....................      346              --         --             (2,099)            --         --
                                          --------    --------------   --------    -------------   --------------   --------
      Net equity transactions............   35,719              --         --            229,100             --         --
                                          --------    --------------   --------    -------------   --------------   --------

Net change in contract
  owners' equity.........................   31,252              --         --            157,002             --         --
Contract owners' equity beginning
  of period..............................     --                --         --               --               --         --
                                          --------    --------------   --------    -------------   --------------   --------
Contract owners' equity end
  of period.............................. $ 31,252              --         --            157,002             --         --
                                          ========    ==============   ========    =============   ==============   ========


CHANGES IN UNITS:
  Beginning units.......................       --               --         --               --               --         --

  Units purchased.......................     4,130              --         --             23,482             --         --
  Units redeemed........................      (175)             --         --               (229)            --         --
                                          --------    --------------   --------    -------------   --------------   --------
  Ending units..........................     3,955              --         --             23,253             --         --
                                          ========    ==============   ========    =============   ==============   ========




                                                                     JanAlntGrS
                                                    2000                1999             1998
Investment activity:
  Net investment income..................            1,144                  --                --
  Realized gain (loss) on investments                  (62)                 --                --
  Change in unrealized gain (loss)
    on investments.......................           (5,514)                 --                --
  Reinvested capital gains...............             --                    --                --
                                            --------------   -------------------   ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..........           (4,432)                 --                --
                                            --------------   -------------------   ---------------

Equity transactions:
  Purchase payments received from
    contract owners......................           (1,018)                 --                --
  Transfers between funds................           28,779                  --                --
  Surrenders.............................             --                    --                --
  Death benefits (note 4)................             --                    --                --
  Policy loans (net of repayments)
    (note 5).............................             --                    --                --
  Deductions for surrender charges
    (note 2d)............................             --                    --                --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)....................              163                  --                --
                                            --------------   -------------------   ---------------
      Net equity transactions............           27,924                  --                --
                                            --------------   -------------------   ---------------

Net change in contract
  owners' equity.........................           23,492                  --                --
Contract owners' equity beginning
  of period..............................             --                    --                --
                                            --------------   -------------------   ---------------
Contract owners' equity end
  of period..............................           23,492                  --                --
                                            ==============   ===================   ===============


CHANGES IN UNITS:
  Beginning units.......................              --                    --                --

  Units purchased.......................             3,127                  --                --
  Units redeemed........................              (161)                 --                --
                                            --------------   -------------------   ---------------
  Ending units..........................             2,966                  --                --
                                            ==============   ===================   ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                            NSATCapAp                                NSATGvtBd
                                                2000          1999            1998        2000          1999          1998
Investment activity:
  Net investment income..................  $   (3,641)        1,188         3,718       235,465       177,291        34,329
  Realized gain (loss) on investments         (73,081)      126,848        (7,076)     (144,725)      (26,120)        5,511
  Change in unrealized gain (loss)
    on investments.......................    (313,247)     (201,392)      202,050       380,587      (209,750)          433
  Reinvested capital gains...............     128,388       164,424        62,464            --         9,251         5,369
                                           ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..........    (261,581)       91,068       261,156       471,327       (49,328)       45,642
                                           ----------    ----------    ----------    ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners......................     425,012       941,252       378,599       672,864       659,788       437,723
  Transfers between funds................    (653,759)     (626,887)    1,683,884      (887,436)    3,231,179       685,162
  Surrenders.............................  (1,411,326)         --            --        (833,025)       (5,818)         --
  Death benefits (note 4)................      (6,512)         --            --         (22,355)         --          (4,142)
  Policy loans (net of repayments)
    (note 5).............................         (18)          127        (5,169)         --            --            --
  Deductions for surrender charges
    (note 2d)............................        (393)         --            --            (232)           (5)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)....................     (54,631)     (123,973)      (72,485)      (93,882)      (99,940)      (50,895)
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions............  (1,701,627)      190,519     1,984,829    (1,164,066)    3,785,204     1,067,848
                                           ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity.........................  (1,963,208)      281,587     2,245,985      (692,739)    3,735,876     1,113,490
Contract owners' equity beginning
  of period..............................   2,536,611     2,255,024         9,039     4,863,441     1,127,565        14,075
Contract owners' equity end                ----------    ----------    ----------    ----------    ----------    ----------
  of period..............................
                                           $  573,403     2,536,611     2,255,024     4,170,702     4,863,441     1,127,565
                                           ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units........................     180,184       166,026           368       443,234        99,417           841
                                           ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased........................      30,896        70,807       172,096        70,226       354,847       133,660
  Units redeemed.........................    (155,463)      (56,649)       (6,438)     (173,761)      (11,030)      (35,084)
                                           ----------    ----------    ----------    ----------    ----------    ----------
  Ending units...........................      55,617       180,184       166,026       339,699       443,234        99,417
                                           ==========    ==========    ==========    ==========    ==========    ==========


                                                              NSATMCIxDR
                                                 2000            1999            1998
Investment activity:
  Net investment income..................           928              --            --
  Realized gain (loss) on investments             1,760              --            --
  Change in unrealized gain (loss)
    on investments.......................         1,661              --            --
  Reinvested capital gains...............        19,079              --            --
                                             ----------    --------------   --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..........        23,428              --            --
                                             ----------    --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners......................         1,278              --            --
  Transfers between funds................       523,727              --            --
  Surrenders.............................          --                --            --
  Death benefits (note 4)................          --                --            --
  Policy loans (net of repayments)
    (note 5).............................          --                --            --
  Deductions for surrender charges
    (note 2d)............................          --                --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)....................        (2,549)             --            --
                                             ----------    --------------   --------------
      Net equity transactions............       522,456              --            --
                                             ----------    --------------   --------------

Net change in contract
  owners' equity.........................       545,884              --            --
Contract owners' equity beginning
  of period..............................          --                --            --
Contract owners' equity end                  ----------    --------------   --------------
  of period..............................
                                                545,884              --            --
                                             ==========    ==============   ==============

CHANGES IN UNITS:
  Beginning units........................          --                --            --
                                             ----------    --------------   --------------
  Units purchased........................        52,357              --            --
  Units redeemed.........................          (246)             --            --
                                             ----------    --------------   --------------
  Ending units...........................        52,111              --            --
                                             ==========    ==============   ==============

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                            NSATMCpSTR                                     NSATMMkt
                                                2000            1999            1998          2000           1999             1998
Investment activity:
  Net investment income................ $      (130)             --               --         795,923        523,464         453,914
  Realized gain (loss) on investments        45,187              --               --            --             --              --
  Change in unrealized gain (loss)
    on investments.....................
  Reinvested capital gains.............        --                --               --            --             --              --
                                        -----------    --------------   --------------   -----------    -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........      45,057              --               --         795,923        523,464         453,914
                                        -----------    --------------   --------------   -----------    -----------     -----------

Equity transactions:
  Purchase payments received from
    contract owners....................     (22,522)             --               --      19,996,507     21,641,752      31,739,658
  Transfers between funds..............     (21,794)             --               --        (586,542)   (28,428,363)    (20,876,682)
  Surrenders...........................        --                --               --        (164,692)    (1,702,126)        (18,421)
  Death benefits (note 4)..............
  Policy loans (net of repayments)
    (note 5)...........................        --                --               --            (352)          --              --
  Deductions for surrender charges
    (note 2d)..........................        --                --               --             (46)        (1,512)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................        (741)             --               --        (356,676)      (503,747)       (826,847)
                                        -----------    --------------   --------------   -----------    -----------     -----------
      Net equity transactions..........     (45,057)             --               --      18,888,199     (8,993,996)     10,017,708
                                        -----------    --------------   --------------   -----------    -----------     -----------

Net change in contract
  owners' equity.......................        --                --               --      19,684,122     (8,470,532)     10,471,622
Contract owners' equity beginning
  of period............................        --                --               --       2,002,212     10,472,744           1,122
                                        -----------    --------------   --------------   -----------    -----------     -----------
Contract owners' equity end
  of period...........................  $      --                --               --      21,686,334      2,002,212      10,472,744
                                        ===========    ==============   ==============   ===========    ===========     ===========

CHANGES IN UNITS:                              --                --               --         180,738        985,280              88
  Beginning units.....................  -----------    --------------   --------------   -----------    -----------     -----------
                                               --                --               --       2,681,306      2,027,761       3,071,433
  Units purchased.....................         --                --               --      (1,004,537)    (2,832,303)     (2,086,241)
  Units redeemed......................  -----------    --------------   --------------   -----------    -----------     -----------
                                               --                --               --       1,857,507        180,738         985,280
  Ending units........................  ===========    ==============   ==============   ===========    ===========     ===========

                                                               NSATSmCapG
                                                 2000            1999              1998
Investment activity:
  Net investment income................            (395)             --               --
  Realized gain (loss) on investments           (28,354)             --               --
  Change in unrealized gain (loss)
    on investments.....................
  Reinvested capital gains.............           3,184              --               --
                                            -----------    --------------   --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........         (25,565)             --               --
                                            -----------    --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners....................          15,565              --               --
  Transfers between funds..............           6,729              --               --
  Surrenders...........................            --                --               --
  Death benefits (note 4)..............
  Policy loans (net of repayments)
    (note 5)...........................            --                --               --
  Deductions for surrender charges
    (note 2d)..........................            --                --               --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................           3,271              --               --
                                            -----------    --------------   --------------
      Net equity transactions..........          25,565              --               --
                                            -----------    --------------   --------------

Net change in contract
  owners' equity.......................            --                --               --
Contract owners' equity beginning
  of period............................            --                --               --
                                            -----------    --------------   --------------
Contract owners' equity end
  of period...........................             --                --               --
                                            ===========    ==============   ==============

CHANGES IN UNITS:                                  --                --               --
  Beginning units.....................      -----------    --------------   --------------
                                                   --                --               --
  Units purchased.....................             --                --               --
  Units redeemed......................      -----------    --------------   --------------
                                                   --                --               --
  Ending units........................      ===========    ==============   ==============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          NSATSmCapV                                    NSATSmCo
                                                2000          1999            1998           2000         1999            1998
Investment activity:
  Net investment income.................   $  (16,833)       (6,397)             --         (9,603)       (4,634)         (667)
  Realized gain (loss) on investments            (173)           14              --        109,271        13,402       (35,975)
  Change in unrealized gain (loss)
    on investments......................     (431,992)     (186,972)             --       (294,008)      354,570        13,257
  Reinvested capital gains..............      647,513       319,121              --        326,560        59,588          --
                                           ----------    ----------    --------------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.........      198,515       125,766              --        132,220       422,926       (23,385)
                                           ----------    ----------    --------------   ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners.....................      293,437        64,122              --         12,103        87,151        64,219
  Transfers between funds...............      689,048     2,075,006              --        280,310       846,022       179,980
  Surrenders............................         --            --                --           --            --            --
  Death benefits (note 4)...............      (19,330)         --                --        (11,727)         --          (2,309)
  Policy loans (net of repayments)
    (note 5)............................         --            --                --           --            --            --
  Deductions for surrender charges
    (note 2d)...........................         --            --                --           --            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................      (41,551)      (22,728)             --        (25,280)      (21,028)      (10,293)
                                           ----------    ----------    --------------   ----------    ----------    ----------
      Net equity transactions...........      921,604     2,116,400              --        255,406       912,145       231,597
                                           ----------    ----------    --------------   ----------    ----------    ----------

Net change in contract
  owners' equity........................    1,120,119     2,242,166              --        387,626     1,335,071       208,212
Contract owners' equity beginning
  of period.............................    2,242,166          --                --      1,543,283       208,212          --
                                           ----------    ----------    --------------   ----------    ----------    ----------
Contract owners' equity end
  of period.............................  $ 3,362,285     2,242,166              --      1,930,909     1,543,283       208,212
                                           ==========    ==========    ==============   ==========    ==========    ==========


CHANGES IN UNITS:                             205,906          --                --        108,697        20,994          --
  Beginning units.......................   ----------    ----------    --------------   ----------    ----------    ----------
                                               78,695       208,229              --         19,466        89,682        75,449
  Units purchased.......................       (5,267)       (2,323)             --         (2,529)       (1,979)      (54,455)
  Units redeemed........................   ----------    ----------    --------------   ----------    ----------    ----------
                                              279,334       205,906              --        125,634       108,697        20,994
  Ending units..........................   ==========    ==========    ==============   ==========    ==========    ==========



                                                             NSATTotRtn
                                                 2000           1999          1998
Investment activity:
  Net investment income.................           (351)          472           626
  Realized gain (loss) on investments            31,108         8,384       (18,024)
  Change in unrealized gain (loss)
    on investments......................        (12,528)       (2,352)        4,285
  Reinvested capital gains..............          8,651        20,383         7,210
                                             ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.........         26,880        26,887        (5,903)
                                             ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners.....................        184,950       191,756        53,247
  Transfers between funds...............       (253,072)      184,421       140,892
  Surrenders............................       (499,589)         --            --
  Death benefits (note 4)...............         (1,219)         --          (3,805)
  Policy loans (net of repayments)
    (note 5)............................            (21)          149        (4,918)
  Deductions for surrender charges
    (note 2d)...........................           (139)         --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................        (11,156)      (19,807)      (14,505)
                                             ----------    ----------    ----------
      Net equity transactions...........       (580,246)      356,519       170,911
                                             ----------    ----------    ----------

Net change in contract
  owners' equity........................       (553,366)      383,406       165,008
Contract owners' equity beginning
  of period.............................        568,629       185,223        20,215
                                             ----------    ----------    ----------
Contract owners' equity end
  of period.............................  $      15,263       568,629       185,223
                                             ==========    ==========    ==========


CHANGES IN UNITS:                                43,358        14,447           716
  Beginning units.......................     ----------    ----------    ----------
                                                 25,967        30,385        81,402
  Units purchased.......................        (68,877)       (1,474)      (67,671)
  Units redeemed........................     ----------    ----------    ----------
                                                    448        43,358        14,447
  Ending units..........................     ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           NBAMTBal                                NBAMTGro
                                             2000            1999            1998       2000         1999           1998
Investment activity:
  Net investment income...............   $       159           108           165       (27,171)       (9,391)         (213)
  Realized gain (loss) on investments            552            96            41       118,866        15,783      (137,915)
  Change in unrealized gain (loss)
    on investments....................        (4,190)        3,758          (667)   (1,086,951)    1,286,265        14,568
  Reinvested capital gains............         2,473           316         1,868       351,424         6,121          --
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......        (1,006)        4,278         1,407      (643,832)    1,298,778      (123,560)
                                          ----------    ----------    ----------    ----------    ----------    ----------

Dquity transactions:
  Purchase payments received from
    contract owners...................         1,956         1,603           962       114,655       143,803       179,067
  Transfers between funds.............          --            --            --         552,476     2,534,470        39,299
  Surrenders..........................        (1,832)         --            --            --            --            --
  Death benefits (note 4).............          --            --            --         (34,833)         --            --
  Policy loans (net of repayments)
    (note 5)..........................            19             1          --            --            --            --
  Deductions for surrender charges
    (note 2d).........................            (1)         --            --            --            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c).................        (1,188)       (1,104)         (702)      (73,825)      (49,243)       (6,812)
                                          ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions.........        (1,046)          500           260       558,473     2,629,030       211,554
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net change in contract
  owners' equity......................
Contract owners' equity beginning             (2,052)        4,778         1,667       (85,359)    3,927,808        87,994
  of period...........................
                                              17,531        12,753        11,086     4,015,802        87,994          --
Contract owners' equity end               ----------    ----------    ----------    ----------    ----------    ----------
  of period...........................  $
                                              15,479        17,531        12,753     3,930,443     4,015,802        87,994
                                          ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units.....................           636           613           593       232,220         7,607          --
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased.....................            67            74            76        32,513       227,834         8,042
  Units redeemed......................          (110)          (51)          (56)       (5,919)       (3,221)         (435)
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Ending units........................           593           636           613       258,814       232,220         7,607
                                          ==========    ==========    ==========    ==========    ==========    ==========





                                                           NBAMTGuard
                                               2000           1999            1998
Investment activity:
  Net investment income...............             87           (38)             --
  Realized gain (loss) on investments          13,949         2,486              --
  Change in unrealized gain (loss)
    on investments....................           (222)          222              --
  Reinvested capital gains............           --            --                --
                                           ----------    ----------    --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.......         13,814         2,670              --
                                           ----------    ----------    --------------

Dquity transactions:
  Purchase payments received from
    contract owners...................         87,761        94,073              --
  Transfers between funds.............       (110,194)      (82,703)             --
  Surrenders..........................           --          (3,047)             --
  Death benefits (note 4).............           --            --                --
  Policy loans (net of repayments)
    (note 5)..........................           --            --                --
  Deductions for surrender charges
    (note 2d).........................           --              (3)             --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c).................         (2,079)         (292)             --
                                           ----------    ----------    --------------
      Net equity transactions.........        (24,512)        8,028              --
                                           ----------    ----------    --------------
Net change in contract
  owners' equity......................
Contract owners' equity beginning             (10,698)       10,698              --
  of period...........................
                                               10,698          --                --
Contract owners' equity end                ----------    ----------    --------------
  of period...........................  $        --          10,698              --
                                           ==========    ==========    ==============

CHANGES IN UNITS:
  Beginning units.....................          1,004          --                --
                                           ----------    ----------    --------------
  Units purchased.....................          8,598        10,549              --
  Units redeemed......................         (9,602)       (9,545)             --
                                           ----------    ----------    --------------
  Ending units........................           --           1,004              --
                                           ==========    ==========    ==============


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      NBAMTLMal                                    NBAMTPart
                                                2000             1999            1998             2000           1999       1998
Investment activity:
  Net investment income................ $      281,987         108,317          (6,625)          7,473          13,568       (7,749)
  Realized gain (loss) on investments         (215,648)         (7,516)          6,425        (201,464)        160,748      (74,408)
  Change in unrealized gain (loss)
    on investments.....................        159,054         (66,054)         37,857        (440,800)        (54,411)     150,166
  Reinvested capital gains.............              -               -               -         688,996          62,571        3,026
                                        --------------  --------------  --------------  --------------       ---------   ----------
Net increase (decrease) in
      contract owners' equity
      resulting from operations .......        225,393          34,747          37,657          54,205         182,476       71,035
                                        --------------  --------------  --------------  --------------         -------   ----------

Equity transactions:
  Purchase payments received from
    contract owners....................        551,001       1,274,019       1,297,068         677,801         862,570      167,059
  Transfers between funds..............         64,215       1,902,713         777,381        (417,683)        200,005    2,868,038
  Surrenders...........................     (2,187,187)        (36,301)              -        (398,181)              -            -
  Death benefits (note 4) .............         (8,053)              -               -         (18,328)              -       (1,910)
  Policy loans (net of repayments)
    (note 5) ..........................              -               -               -               -               -            -
  Deductions for surrender charges
    (note 2d) .........................           (609)            (32)              -            (111)              -            -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................       (107,625)       (185,788)        (90,472)        (85,842)       (102,438)     (58,438)
                                        --------------  --------------  --------------  --------------     -----------   ----------
      Net equity transactions .........     (1,688,258)      2,954,611       1,983,977        (242,344)        960,137    2,974,749
                                        --------------  --------------   --------------  --------------    -----------   ----------

Net change in contract
  owners' equity.......................     (1,462,865)      2,989,358       2,021,634        (188,139)      1,142,613    3,045,784
Contract owners' equity beginning
  of period ...........................      5,010,992       2,021,634               -       4,188,397       3,045,784            -
                                        --------------  --------------  --------------  --------------     -----------   ----------
Contract owners' equity end
  of period............................ $    3,548,127       5,010,992       2,021,634       4,000,258       4,188,397    3,045,784
                                        ==============  ==============   ==============  ==============    ===========   ==========


CHANGES IN UNITS:                              470,153         191,330               -         371,291         288,166            -
  Beginning units...................... --------------  --------------   --------------  --------------     ----------   ----------
                                                76,505         299,735         245,014          84,833          95,729      294,044
  Units purchased......................       (233,042)        (20,912)        (53,684)       (101,874)        (12,604)      (5,878)
  Units redeemed....................... --------------  --------------  --------------  --------------      ----------   ----------
                                               313,616         470,153         191,330         354,250         371,291      288,166
  Ending units......................... ==============  ==============  ==============  ==============      ==========   ==========




                                                                    OppAggGrVA
                                                       2000            1999           1998
Investment activity:
  Net investment income................                    (166)              -               -
  Realized gain (loss) on investments                    93,968               -               -
  Change in unrealized gain (loss)
    on investments.....................                       -               -               -
  Reinvested capital gains.............                       -               -               -
                                                 --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .......                  93,802               -               -
                                                 --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners....................                 (17,151)              -               -
  Transfers between funds..............                 (75,541)              -               -
  Surrenders...........................                       -               -               -
  Death benefits (note 4) .............                       -               -               -
  Policy loans (net of repayments)
    (note 5) ..........................                       -               -               -
  Deductions for surrender charges
    (note 2d) .........................                       -               -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) .................                  (1,110)              -               -
                                                 --------------  --------------  --------------
      Net equity transactions .........                 (93,802)              -               -
                                                 --------------  --------------  --------------

Net change in contract
  owners' equity.......................                       -               -               -
Contract owners' equity beginning
  of period ...........................                       -               -               -
                                                 --------------  --------------  --------------
Contract owners' equity end
  of period............................                       -               -               -
                                                 ==============  ==============  ==============


CHANGES IN UNITS:                                             -               -               -
  Beginning units......................          --------------  --------------  --------------
                                                              -               -               -
  Units purchased......................                       -               -               -
  Units redeemed.......................          --------------  --------------  --------------
                                                              -               -               -
  Ending units.........................          ==============  ==============  ==============

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                OppBdVA                                OppCapApVA
                                                  2000            1999          1998         2000         1999            1998
Investment activity:
  Net investment income.................    $     76,741        21,636          (914)      (15,920)       (7,697)         (363)
  Realized gain (loss) on investments            (54,717)      (29,642)           16        55,591       106,543          (526)
  Change in unrealized gain (loss)
    on investments......................          14,775        (9,806)        8,173      (304,337)      519,569        23,432
  Reinvested capital gains..............            --           2,501           291       201,923         9,340         1,201
                                              ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                   36,799       (15,311)        7,566       (62,743)      627,755        23,744
                                              ----------    ----------    ----------    ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners.....................         268,523       315,191       478,200       278,342       301,020       132,607
  Transfers between funds...............        (571,091)      262,522        37,657       312,185     1,809,925        29,263
  Surrenders............................        (162,331)         --            --            --         (42,848)         --
  Death benefits (note 4)...............            --            --            --         (20,150)         --            --
  Policy loans (net of repayments)
    (note 5)............................            (312)         --            --            --            --            --
  Deductions for surrender charges
    (note 2d)...........................             (45)         --            --            --             (38)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................         (50,209)      (42,010)      (18,327)      (63,551)      (53,902)       (7,839)
                                              ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions...........        (515,465)      535,703       497,530       506,826     2,014,157       154,031
                                              ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity........................        (478,666)      520,392       505,096       444,083     2,641,912       177,775
Contract owners' equity beginning
  of period.............................       1,025,488       505,096          --       2,819,687       177,775          --
                                              ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period.............................  $      546,822     1,025,488       505,096     3,263,770     2,819,687       177,775
                                              ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:                                 94,715        45,668          --         162,474        14,424          --
  Beginning units.......................      ----------    ----------    ----------    ----------    ----------    ----------
                                                  25,818        52,904        47,340        31,852       154,294        15,142
  Units purchased.......................         (72,645)       (3,857)       (1,672)       (4,700)       (6,244)         (718)
  Units redeemed........................      ----------    ----------    ----------    ----------    ----------    ----------
                                                  47,888        94,715        45,668       189,626       162,474        14,424
  Ending units..........................      ==========    ==========    ==========    ==========    ==========    ==========

                                                             OppGlSecVA
                                                  2000          1999           1998
Investment activity:
  Net investment income.................         (6,912)       18,889        (4,898)
  Realized gain (loss) on investments           209,623       229,158          (868)
  Change in unrealized gain (loss)
    on investments......................       (363,466)      187,521       124,381
  Reinvested capital gains..............        232,080        75,339         1,156
                                             ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                  71,325       510,907       119,771
                                             ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners.....................        390,799       283,877           735
  Transfers between funds...............        218,247    (1,651,931)    2,090,084
  Surrenders............................           --         (46,603)         --
  Death benefits (note 4)...............           --            --            --
  Policy loans (net of repayments)
    (note 5)............................           --            --            --
  Deductions for surrender charges
    (note 2d)...........................           --             (41)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................        (50,568)      (38,534)      (14,493)
                                             ----------    ----------    ----------
      Net equity transactions...........        558,478    (1,453,232)    2,076,326
                                             ----------    ----------    ----------

Net change in contract
  owners' equity........................        629,803      (942,325)    2,196,097
Contract owners' equity beginning
  of period.............................      1,253,772     2,196,097          --
                                             ----------    ----------    ----------
Contract owners' equity end
  of period.............................  $   1,883,575     1,253,772     2,196,097
                                             ==========    ==========    ==========

CHANGES IN UNITS:                                69,217       190,998          --
  Beginning units.......................     ----------    ----------    ----------
                                                 55,494        40,491       192,410
  Units purchased.......................        (25,167)     (162,272)       (1,412)
  Units redeemed........................     ----------    ----------    ----------
                                                 99,544        69,217       190,998
  Ending units..........................     ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                              OppMGrinVA                                    OppMllStVA
                                                2000             1999            1998            2000          1999         1998
Investment activity:
  Net investment income................  $        (225)             --               --         (2,903)        7,954        (219)
  Realized gain (loss) on investments           18,302              --               --         13,634        (1,120)       (560)
  Change in unrealized gain (loss)
    on investments.....................           --                --               --        (11,314)       (2,198)      2,201
  Reinvested capital gains.............           --                --               --           --          12,316        --
                                            ----------    --------------   --------------   ----------    ----------  ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........         18,077              --               --           (583)       16,952       1,422
                                            ----------    --------------   --------------   ----------    ----------  ----------

Equity transactions:
  Purchase payments received from
    contract owners....................         (1,099)             --               --         (3,548)       68,158      11,946
  Transfers between funds..............        (15,561)             --               --        754,534      (158,215)     68,612
  Surrenders...........................           --                --               --           --            --          --
  Death benefits (note 4)..............           --                --               --         (1,140)         --          --
  Policy loans (net of repayments)
    (note 5)...........................           --                --               --           --            --          --
  Deductions for surrender charges
    (note 2d)..........................           --                --               --           --            --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................         (1,417)             --               --        (10,566)       (6,024)     (2,851)
                                            ----------    --------------   --------------   ----------    ----------  ----------
      Net equity transactions..........        (18,077)             --               --        739,280       (96,081)     77,707
                                            ----------    --------------   --------------   ----------    ----------  ----------

Net change in contract
  owners' equity.......................           --                --               --        738,697       (79,129)     79,129
Contract owners' equity beginning
  of period............................           --                --               --           --          79,129        --
                                            ----------    --------------   --------------   ----------    ----------  ----------
Contract owners' equity end
  of period............................  $        --                --               --        738,697          --        79,129
                                            ==========    ==============   ==============   ==========    ==========  ==========


CHANGES IN UNITS:                                 --                --               --           --           7,326        --
  Beginning units......................     ----------    --------------   --------------   ----------    ----------  ----------
                                                  --                --               --         59,093         6,249       7,606
  Units purchased......................           --                --               --           (927)      (13,575)       (280)
  Units redeemed.......................     ----------    --------------   --------------   ----------    ----------  ----------
                                                  --                --               --         58,166          --         7,326
  Ending units.........................     ==========    ==============   ==============   ==========    ==========  ==========




                                                                            StOpp2
                                                   2000           1999           1998
Investment activity:
  Net investment income................           (36,798)      (23,329)       (1,074)
  Realized gain (loss) on investments             254,508       259,624        (3,881)
  Change in unrealized gain (loss)
    on investments.....................          (807,135)      481,583       274,510
  Reinvested capital gains.............           892,868       398,233         3,397
                                               ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........           303,443     1,116,111       272,952
                                               ----------    ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners....................         1,202,047     1,453,381       867,064
  Transfers between funds..............           881,918      (346,567)    1,764,409
  Surrenders...........................          (108,467)      (58,951)         --
  Death benefits (note 4)..............           (25,088)         --            --
  Policy loans (net of repayments)
    (note 5)...........................              (434)         --            --
  Deductions for surrender charges
    (note 2d)..........................               (30)          (52)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................          (151,235)     (133,131)      (52,214)
                                               ----------    ----------    ----------
      Net equity transactions..........         1,798,711       914,680     2,579,259
                                               ----------    ----------    ----------

Net change in contract
  owners' equity.......................         2,102,154     2,030,791     2,852,211
Contract owners' equity beginning
  of period............................         4,883,002     2,852,211          --
                                               ----------    ----------    ----------
Contract owners' equity end
  of period............................         6,985,156     4,883,002     2,852,211
                                               ==========    ==========    ==========


CHANGES IN UNITS:                                 318,446       249,437          --
  Beginning units......................        ----------    ----------    ----------
                                                  130,850       115,323       254,372
  Units purchased......................           (18,410)      (46,314)       (4,935)
  Units redeemed.......................        ----------    ----------    ----------
                                                  430,886       318,446       249,437
  Ending units.........................        ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                           STVDisc2                         StVIntStk2
                                                2000         1999         1998      2000       1999           1998
Investment activity:
  Net investment income.................  $       (34)       --           (11)     (3,347)       (753)        (44)
  Realized gain (loss) on investments             754         228           4     138,348      15,552        (226)
  Change in unrealized gain (loss)
    on investments......................
  Reinvested capital gains..............          885        (708)        708    (278,533)    213,980      (2,215)
                                                  --         --          --          --         --           --
    Net increase (decrease) in               --------    --------    --------    --------    --------    --------
      contract owners' equity
      resulting from operations.........
                                                1,605        (480)        701    (143,532)    228,779      (2,485)
                                             --------    --------    --------    --------    --------    --------
Equity transactions:
  Purchase payments received from
    contract owners.....................
  Transfers between funds...............        2,230       3,406       3,013     250,111      49,017      58,646
  Surrenders............................       61,955      (7,577)      1,244    (822,854)    593,187      (1,770)
  Death benefits (note 4)...............          --         --          --          --         --           --
  Policy loans (net of repayments)                --         --          --          --         --           --
    (note 5)............................
  Deductions for surrender charges                --         --          --          --         --           --
    (note 2d)...........................
  Redemptions to pay cost of insurance            --         --          --          --         --           --
    charges and administrative charges
    (notes 2b and 2c)...................          (54)        (92)       (215)    (19,543)     (5,151)     (1,997)
                                             --------    --------    --------    --------    --------    --------
      Net equity transactions...........       64,131      (4,263)      4,042    (592,286)    637,053      54,879
                                             --------    --------    --------    --------    --------    --------

Net change in contract
  owners' equity........................       65,736      (4,743)      4,743    (735,818)    865,832      52,394
Contract owners' equity beginning
  of period.............................         --         4,743        --       918,226      52,394        --
                                             --------    --------    --------    --------    --------    --------
Contract owners' equity end
  of period.............................  $    65,736        --         4,743     182,408     918,226      52,394
                                             ========    ========    ========    ========    ========    ========


CHANGES IN UNITS:                                --           465        --        60,360       6,409        --
  Beginning units.......................     --------    --------    --------    --------    --------    --------
                                                5,945         425         483      15,506      54,503       6,844
  Units purchased.......................         --          (890)        (18)    (55,920)       (552)       (435)
  Units redeemed........................     --------    --------    --------    --------    --------    --------
                                                5,945        --           465      19,946      60,360       6,409
  Ending units..........................     ========    ========    ========    ========    ========    ========

                                                     MSUEmMkt
                                              2000      1999         1998
Investment activity:
  Net investment income.................      (656)    10,470       4,752
  Realized gain (loss) on investments       16,846     (4,189)       (313)
  Change in unrealized gain (loss)
    on investments......................
  Reinvested capital gains..............      (920)    12,256     (11,337)
                                              --        --           --
    Net increase (decrease) in            --------   --------    --------
      contract owners' equity
      resulting from operations.........
                                            15,270     18,537      (6,898)
                                          --------   --------    --------
Equity transactions:
  Purchase payments received from
    contract owners.....................
  Transfers between funds...............     2,298     11,947      56,550
  Surrenders............................  (106,726)    19,283      (2,968)
  Death benefits (note 4)...............      --        --           --
  Policy loans (net of repayments)            --        --           --
    (note 5)............................
  Deductions for surrender charges            --        --           --
    (note 2d)...........................
  Redemptions to pay cost of insurance        --        --           --
    charges and administrative charges
    (notes 2b and 2c)...................    (2,905)    (2,618)     (1,770)
                                          --------   --------    --------
      Net equity transactions...........  (107,333)    28,612      51,812
                                          --------   --------    --------

Net change in contract
  owners' equity........................   (92,063)    47,149      44,914
Contract owners' equity beginning
  of period.............................    92,063     44,914        --
                                          --------   --------    --------
Contract owners' equity end
  of period.............................      --       92,063      44,914
                                          ========   ========    ========


CHANGES IN UNITS:                           10,459      6,562        --
  Beginning units.......................  --------   --------    --------
                                              --        4,250       7,115
  Units purchased.......................   (10,459)      (353)       (553)
  Units redeemed........................  --------   --------    --------
                                              --       10,459       6,562
  Ending units..........................  ========   ========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          MSUUSRealE                             VEWwBd
                                                2000         1999         1998        2000        1999       1998
Investment activity:
  Net investment income................  $     25,435      20,509        (642)         58         (62)       --
  Realized gain (loss) on investments          24,666      (6,317)     (1,149)        (83)       (629)     (1,675)
  Change in unrealized gain (loss)
    on investments.....................        18,164      (8,648)     (1,009)         (1)          1        --
  Reinvested capital gains.............         2,122        --           306        --          --          --
                                             --------    --------    --------    --------    --------    --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........        70,387       5,544      (2,494)        (26)       (690)     (1,675)
                                             --------    --------    --------    --------    --------    --------

Equity transactions:
  Purchase payments received from
    contract owners....................        93,135     156,608     274,090           8      10,054       2,790
  Transfers between funds..............        91,883    (208,039)     (1,813)     (1,212)     (7,451)      5,627
  Surrenders...........................       (18,803)       --          --          --          --          --
  Death benefits (note 4)..............          --          --          --          --          --        (2,734)
  Policy loans (net of repayments)
    (note 5)...........................           (64)       --          --          --          --          --
  Deductions for surrender charges
    (note 2d)..........................            (5)       --          --          --          --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................       (11,009)    (14,519)     (9,912)        (59)       (624)     (4,008)
                                             --------    --------    --------    --------    --------    --------
      Net equity transactions..........       155,137     (65,950)    262,365      (1,263)      1,979       1,675
                                             --------    --------    --------    --------    --------    --------

Net change in contract
  owners' equity.......................       225,524     (60,406)    259,871      (1,289)      1,289        --
Contract owners' equity beginning
  of period............................       199,465     259,871        --         1,289        --          --
                                             --------    --------    --------    --------    --------    --------
Contract owners' equity end
  of period............................  $    424,989     199,465     259,871        --         1,289        --
                                             ========    ========    ========    ========    ========    ========


CHANGES IN UNITS:                              21,721      27,181        --           121        --          --
  Beginning units......................      --------    --------    --------    --------    --------    --------
                                               17,753      16,470      28,315        --           905      58,276
  Units purchased......................        (3,118)    (21,930)     (1,134)       (121)       (784)    (58,276)
  Units redeemed.......................      --------    --------    --------    --------    --------    --------
                                               36,356      21,721      27,181        --           121        --
  Ending units.........................      ========    ========    ========    ========    ========    ========




                                                     VEWwEmgMkt
                                              2000      1999        1998
Investment activity:
  Net investment income................     (4,480)     (192)       --
  Realized gain (loss) on investments     (166,066)       19     (18,569)
  Change in unrealized gain (loss)
    on investments.....................   (188,929)   82,054        --
  Reinvested capital gains.............       --        --          --
                                          --------  --------    --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations........   (359,475)   81,881     (18,569)
                                          --------  --------    --------

Equity transactions:
  Purchase payments received from
    contract owners....................    812,644     2,247         849
  Transfers between funds..............   (641,445)  382,171      25,876
  Surrenders...........................       --        --          --
  Death benefits (note 4)..............       --        --          (889)
  Policy loans (net of repayments)
    (note 5)...........................       --        --          --
  Deductions for surrender charges
    (note 2d)..........................       --        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..................    (35,937)     --        (7,267)
                                          --------  --------    --------
      Net equity transactions..........    135,262   384,418      18,569
                                          --------  --------    --------

Net change in contract
  owners' equity.......................   (224,213)  466,299        --
Contract owners' equity beginning
  of period............................    466,299      --          --
                                          --------  --------    --------
Contract owners' equity end
  of period............................    242,086   466,299        --
                                          ========  ========    ========


CHANGES IN UNITS:                           48,907      --          --
  Beginning units......................   --------  --------    --------
                                            45,397    48,907      40,920
  Units purchased......................    (50,366)     --       (40,920)
  Units redeemed.......................   --------  --------    --------
                                            43,938    48,907        --
  Ending units.........................   ========  ========    ========

NATIONWIDE VL SEPARATE ACCOUNT-A

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      VEWwHrdAst                                        WPTGloPVC
                                      ---------------------------------------------    -----------------------------------------
                                           2000            1999            1998             2000            1999            1998
                                      -------------    ------------    ------------    ------------     -----------   -----------
Investment activity:
  Net investment income........       $         (17)              -               -          (2,277)           (235)        (150)
  Realized gain (loss) on investments             1               -               -         (39,365)         13,419          (222)
  Change in unrealized gain (loss)
    on investments.............               2,925               -               -         (93,902)         (6,201)        6,202
  Reinvested capital gains.....                   -               -               -          30,234               -             -
                                      -------------    ------------    ------------    ------------     -----------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations               2,909               -               -        (105,310)          6,983         5,830
                                      -------------    ------------    ------------    ------------     -----------   -----------

Equity transactions:
  Purchase payments received from
    contract owners............               3,694               -               -          59,354          11,383        40,664
  Transfers between funds......              44,951               -               -         296,174         (75,184)       13,590
  Surrenders...................                   -               -               -               -               -             -
  Death benefits (note 4)......                   -               -               -               -               -             -
  Policy loans (net of repayments)
    (note 5)...................                   -               -               -               -               -             -
  Deductions for surrender charges
    (note 2d)..................                   -               -               -               -               -             -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                   -               -               -         (13,306)         (1,781)       (1,485)
                                      -------------    ------------    ------------    ------------     -----------   -----------
      Net equity transactions..              48,645               -               -         342,222         (65,582)       52,769
                                      -------------    ------------    ------------    ------------     -----------   -----------

Net change in contract
  owners' equity...............              51,554               -               -         236,912         (58,599)       58,599
Contract owners' equity beginning
  of period....................                   -               -               -               -          58,599             -
                                      -------------    ------------    ------------    ------------     -----------   -----------
Contract owners' equity end
  of period....................       $      51,554               -               -         236,912               -        58,599
                                      =============    ============    ============    ============     ===========   ===========


CHANGES IN UNITS:                                 -               -               -               -           5,675             -
  Beginning units..............       -------------    ------------    ------------    ------------     -----------   -----------
                                              6,216               -               -          18,273             912         5,832
  Units purchased..............                   -               -               -            (753)         (6,587)         (157)
  Units redeemed...............       -------------    ------------    ------------    ------------     -----------   -----------
                                              6,216               -               -          17,520               -         5,675
  Ending units.................       =============    ============    ============    ============     ===========   ===========

                                                         WPTIntEq
                                       ---------------------------------------------
                                             2000            1999            1998
                                       --------------  --------------  --------------
Investment activity:
  Net investment income........        $      (1,165)          5,111              275
  Realized gain (loss) on investments          68,397          21,537            (487)
  Change in unrealized gain (loss)
    on investments.............              (158,179)        110,250          (1,416)
  Reinvested capital gains.....                23,113               -               -
                                       --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations               (67,834)        136,898          (1,628)
                                       --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners............               161,395          85,550         133,214
  Transfers between funds......              (609,473)        392,465          (6,311)
  Surrenders...................               (11,715)              -               -
  Death benefits (note 4)......                     -               -               -
  Policy loans (net of repayments)
    (note 5)...................                   (41)              -               -
  Deductions for surrender charges
    (note 2d)..................                    (3)              -               -
  Redemptions to pay cost of insurance
    charges and administrative charge
    (notes 2b and 2c)..........               (18,281)         (8,418)         (4,755)
                                       --------------  --------------  --------------
      Net equity transactions..              (478,118)        469,597         122,148
                                       --------------  --------------  --------------

Net change in contract
  owners' equity...............              (545,952)        606,495         120,520
Contract owners' equity beginning
  of period....................               727,015         120,520               -
                                       --------------  --------------  --------------
Contract owners' equity end
  of period....................        $      181,063         727,015         120,520
                                       ==============  ==============  ==============


CHANGES IN UNITS:                              51,580          13,041               -
  Beginning units..............        --------------  --------------  --------------
                                               11,621          39,398          14,213
  Units purchased..............               (45,762)           (859)         (1,172)
  Units redeemed...............        --------------  --------------  --------------
                                               17,439          51,580          13,041
  Ending units.................        ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                        WPTSmCoGr
                                      ----------------------------------------------
                                           2000            1999            1998
                                      --------------  --------------  --------------
Investment activity:
  Net investment income........       $      (24,527)        (12,964)         (3,814)
  Realized gain (loss) on investments      1,301,716          62,217         (44,148)
  Change in unrealized gain (loss)
    on investments.............           (3,338,479)      1,318,947         179,022
  Reinvested capital gains.....              959,959          97,160               -
                                      --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations           (1,101,331)      1,465,360         131,060
                                      --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners............              373,519         147,106         873,045
  Transfers between funds......            1,585,310         496,518         535,743
  Surrenders...................                    -               -               -
  Death benefits (note 4)......                    -               -          (1,107)
  Policy loans (net of repayments)
    (note 5)...................                    -               -               -
  Deductions for surrender charges
    (note 2d)..................                    -               -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........             (101,623)        (65,602)        (22,666)
                                      --------------  --------------  --------------
      Net equity transactions..            1,857,206         578,022       1,385,015
                                      --------------  --------------  --------------

Net change in contract
  owners' equity...............              755,875       2,043,382       1,516,075
Contract owners' equity beginning
  of period....................            3,559,457       1,516,075               -
                                      --------------  --------------  --------------
Contract owners' equity end
  of period....................       $    4,315,332       3,559,457       1,516,075
                                      ==============  ==============  ==============


CHANGES IN UNITS:                            215,338         154,150               -
  Beginning units..............       --------------  --------------  --------------
                                             111,765          87,269         156,693
  Units purchased..............               (6,381)        (26,081)         (2,543)
  Units redeemed...............       --------------  --------------  --------------
                                             320,722         215,338         154,150
  Ending units.................       ==============  ==============  ==============




See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 2000, 1999 and 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP);
               *American Century VP - American Century VP Balanced (ACVPBal) *American Century VP - American Century VP Capital Appreciation
                (ACVPCapAp)
               *American Century VP - American Century VP Income & Growth
                (ACVPIncGr)
               *American Century VP - American Century VP International
                (ACVPInt)
               *American Century VP - American Century VP Value (ACVPValue)

             *The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

             *Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
               *Dreyfus VIF - Appreciation Portfolio (DryVApp)
               *Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
               (Fidelity VIP);
               *Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
               *Fidelity VIP - Growth Portfolio (FidVGr)
               *Fidelity VIP - High Income Portfolio (FidVHiIn)
               *Fidelity VIP - Overseas Portfolio (FidVOvSe)

              Portfolios of the Fidelity Variable Insurance Products Fund II
               (Fidelity VIP-II);
               *Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
               *Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolios of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
               *Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

              Funds of the Gartmore - Nationwide Separate Account Trust;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

              Portfolios of Janus Aspen Fund Series;
               *Janus Aspen Series - Capital Appreciation (JanACapApS)
               *Janus Aspen Series - Global Technology Portfolio (JanAGlTchS) *Janus Aspen Series - International Growth Portfolio (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
               *Nationwide SAT - Capital Appreciation Fund (NSATCapAp) *Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
               *Nationwide SAT - Mid Cap Index Fund (NSATMCpIxDR)
               *Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMBd)
                Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
               *Nationwide SAT - Small Cap Value Fund (NSATSmCapV) *Nationwide SAT - Small Company Fund (NSATSmCo)
               *Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
               (Neuberger & Berman AMT);
               *Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) *Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
               *Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                (NBAMTLMat)
               *Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAssGrVA)
               *Oppenheimer Bond Fund/VA (OppBdVA)
               *Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) *Oppenheimer Global Securities Fund/VA (OppGlSecVA)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMainSVA)
               *Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

             *Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
               *Strong VIF - Strong Discovery Fund II (StVDisc2)
               *Strong VIF - Strong International Stock Fund II (StVIntStk2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              The Universal Institutional Funds - Emerging Markets Debt
               Portfolio (MSUEmMkt)
              (formerly Morgan Stanley - Emerging Markets Debt Portfolio)

             *The Universal Institutional Funds - U.S. Real Estate Portfolio
              (MSUUSRealE)
              (formerly Morgan Stanley - Real Estate Securities Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWwBd)
               *Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) *Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
               *Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPTGloPVC)
               *Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) *Warburg Pincus Trust - Small Company Growth Portfolio
                (WPTSmCoGr)

         At December 31, 2000, policy owners in all the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment.

         On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

         For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5%.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Purchase payments totaling less than $25,000 - $90/year

              Purchase payments totaling $25,000 or more - $50/year

              The above charges are assessed against each contract by liquidating units.

              No charges were deducted from the initial funding, or from the earnings thereon.

         For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For corporate flexible premium contracts, there are no surrender charges.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2000:

                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp        ACVPIncGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          807                 -                -                 -                -
     Corporate Universal
       Variable Life ................         713,768                 5            3,819             2,317            4,727
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,575                 5            3,819             2,317            4,727
                                         ============      ============     ============      ============     ============


                                              ACVPInt         ACVPValue          DrySRGr          DryStkIx          DryVApp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................          28,752            10,840            1,353           112,426           61,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       28,752            10,840            1,353           112,426           61,891
                                         ============      ============     ============      ============     ============


                                            DryVGrInc          FidVEqIn           FidVGr          FidVHiIn         FidVOvSe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -              351                 -                -
     Corporate Universal
       Variable Life ................           3,522            14,235           22,478            19,755           20,729
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        3,522            14,235           22,829            19,755           20,729
                                         ============      ============     ============      ============     ============


                                                FidVAM           FidVCon         FidVGrOp       JanACapApS        JanAGlTchS
                                          ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................          42,860             9,866            8,087               138              615
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       42,860             9,866            8,087               138              615
                                         ============      ============     ============      ============     ============


                                           JanAIntGrS         NSATCapAp        NSATGvtBd       NSATMCpIxDR       NSATMCPSTR
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                41              100                 -                -
     Corporate Universal
       Variable Life ................             105             8,189           26,613               793              130
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          105             8,230           26,713               793              130
                                         ============      ============     ============      ============     ============


                                             NSATMMkt        NSATSmCapG       NSATSmCapV          NSATSmCo       NSATTotRtn
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -                -                 -              154
     Corporate Universal
       Variable Life ................          90,066               395           16,833            10,051            1,765
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       90,074               395           16,833            10,051            1,919
                                         ============      ============     ============      ============     ============




                                             NBAMTBal          NBAMTGro       NBAMTGuard         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          153                 -                -                 -                -
     Corporate Universal
       Variable Life ................               -            27,171              262            23,023           24,925
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          153            27,171              262            23,023           24,925
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A


                                           OppAggGrVA           OppBdVA       OppCapApVA        OppGlSecVA       OppMGrInVA
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             166             5,173           19,704            11,064              225
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          166             5,173           19,704            11,064              225
                                         ============      ============     ============      ============     ============


                                           OppMltStVA            StOpp2         StVDisc2        StVIntStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           2,903            36,798               34             3,347              656
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,903            36,798               34             3,347              656
                                         ============      ============     ============      ============     ============


                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           1,534                 1            4,480                17            2,277
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,534                 1            4,480                17            2,277
                                         ============      ============     ============      ============     ============


                                             WPTIntEq         WPTSmCoGr
                                         ------------      ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -
     Corporate Universal
       Variable Life ................           2,126            24,527
                                         ------------      ------------
         Total.......................  $        2,126            24,527
                                         ============      ============


     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                                TOTAL           ACVPAdv          ACVPBal        ACVPCapAp         ACVPIncGr
                                          ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          797                28                -                 -                -
     Corporate Universal
       Variable Life ................         466,930                 -            1,866               117            1,162
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      467,727                28            1,866               117            1,162
                                         ============      ============     ============      ============     ============


                                              ACVPInt         ACVPValue          DrySRGr          DryStkIx          DryVApp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................          12,097             6,307            2,333            60,870           50,548
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,097             6,307            2,333            60,870           50,548
                                         ============      ============     ============      ============     ============


                                            DryVGrInc          FidVEqIn           FidVGr          FidVHiIn         FidVOVSe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -              430                 -                -
     Corporate Universal
       Variable Life ................           2,473            17,689            4,893             5,745            6,984
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,473            17,689            5,323             5,745            6,984
                                         ============      ============     ============      ============     ============



                                               FidVAM           FidVCon         FidVGrOp         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                39               63
     Corporate Universal
       Variable Life ................          37,937             4,153            9,542            14,276           19,213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       37,937             4,153            9,542            14,315           19,276
                                         ============      ============     ============      ============     ============



                                             NSATMMkt        NSATSmCapV         NSATSmCo        NSATTotRtn         NBAMTBal
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            4                 -                -               128              105
     Corporate Universal
       Variable Life ................          77,470             6,397            4,634             2,224                -
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       77,474             6,397            4,634             2,352              105
                                         ============      ============     ============      ============     ============




                                             NBAMTGro        NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdVA
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           9,391                49           23,583            22,411            4,409
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        9,391                49           23,583            22,411            4,409
                                         ============      ============     ============      ============     ============


                                           OppCapApVA        OppGlSecVA       OppMltStVA            StOpp2       StVIntStk2
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           8,547             7,996              560            23,329            1,056
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        8,547             7,996              560            23,329            1,056
                                         ============      ============     ============      ============     ============


                                             MSUEmMkt        MSUUSRealE           VEWwBd        VEWwEmgMkt        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             405             1,610               62               192              235
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          405             1,610               62               192              235
                                         ============      ============     ============      ============     ============




                                             WPTIntEq         WPTSmCoGr
                                         ------------      ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -
     Corporate Universal
       Variable Life ................           1,201            12,964
                                         ------------      ------------
         Total.......................  $        1,201            12,964
                                         ============      ============


     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1998:


                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp          ACVPInt
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============



                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A



                                            ACVPValue           DrySRGr         DryStkIx           DryVApp        DryVGrInc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============


                                             FidVEqIn            FidVGr         FidVHiIn          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============


                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -               40                95                8
     Corporate Universal
       Variable Life ................             834             4,084            5,981             3,087           51,076
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084            6,021             3,182           51,084
                                         ============      ============     ============      ============     ============


                                             NSATSmCo        NSATTotRtn         NBAMTBal          NBAMTGro        NBAMTLMat
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               130              101                 -                -
     Corporate Universal
       Variable Life ................             667               533                -               213            6,625
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          667               663              101               213            6,625
                                         ============      ============     ============      ============     ============


                                            NBAMTPart           OppBdVA       OppCapApVA        OppGlSecVA       OppMltStVA
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           7,845             1,236              463             5,205              219
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,845             1,236              463             5,205              219
                                         ============      ============     ============      ============     ============


                                               StOpp2           StDisc2       StVIntStk2          MSUEmMkt       MSUUSRealE
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,774                11              138               120              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,774                11              138               120              673
                                         ============      ============     ============      ============     ============


                                            WPTGloPVC          WPTIntEq        WPTSmCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             150               322            3,814
                                         ------------      ------------     ------------
         Total.......................  $          150               322            3,814
                                         ============      ============     ============


(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                         Unit           Contract                          Total
                                                        Units         Fair Value     Owners' Equity      Expenses*      Return**
                                                     -----------      -----------   ----------------    ----------      ---------
      Multiple Payment and
      Flexible Payment Contracts:
        Fidelity VIP - Growth Portfolio ..........        858        $ 40.838165      $   35,039           0.75%        (11.69)%

        Nationwide SAT - Capital Appreciation Fund        169          23.877962           4,035           0.87%        (27.12)%
        Nationwide SAT - Government Bond Fund ....        507          19.556523           9,915           1.08%          11.65%
        Nationwide SAT - Money Market Fund .......         31          14.571330             452           1.68%           5.18%
        Nationwide SAT - Total Return Fund .......        448          34.069071          15,263           0.94%         (2.90)%

        Neuberger & Berman AMT - Balanced Portfolio       593          26.102477          15,479           0.93%         (5.31)%

      Corporate Variable Universal Life Contracts:
      (policy years 1 through 4)
        American Century VP -
         American Century VP Balanced ............     28,119          12.308924         346,115           1.06%         (3.23)%
        American Century VP -
         American Century VP Capital Appreciation      35,511          15.238421         541,132           0.71%           8.38%
        American Century VP -
         American Century VP Income and Growth ...     78,505          11.338030         890,092           0.79%        (11.15)%
        American Century VP -
         American Century VP International .......    264,240          15.861533       4,191,251           0.62%        (17.32)%
        American Century VP -
         American Century VP Value ...............    173,012          12.374974       2,141,019           0.55%          17.44%
        The Dreyfus Socially Responsible
         Growth Fund, Inc. .......................     15,209          14.993515         228,036           0.79%        (11.56)%

        Dreyfus Stock Index Fund .................  1,095,572          14.421203      15,799,466           0.75%         (9.82)%
        Dreyfus VIF - Appreciation Portfolio .....    763,377          14.584813      11,133,711           0.54%         (1.24)%
        Dreyfus VIF - Growth and Income Portfolio      71,791          12.377310         888,579           0.56%         (4.35)%

        Fidelity VIP - Equity-Income Portfolio ...    183,541          13.162785       2,415,911           0.59%           7.77%
        Fidelity VIP - Growth Portfolio ..........    193,563          16.949268       3,280,751           0.88%        (11.51)%
        Fidelity VIP - High Income Portfolio .....    148,590           8.177003       1,215,021           1.57%        (22.94)%
        Fidelity VIP - Overseas Portfolio ........    250,176          12.359465       3,092,042           0.92%        (19.59)%
        Fidelity VIP-II - Asset Manager Portfolio     627,574          12.430654       7,801,155           0.53%         (4.50)%
        Fidelity VIP-II - Contrafund Portfolio ...     97,489          15.117426       1,473,783           0.76%         (7.18)%
        Fidelity VIP-III - Growth Opportunities
          Portfolio ..............................     47,624          11.160447         531,505           0.81%        (17.56)%

        Janus Aspen Series -
          Capital Appreciation Portfolio .........      3,955           7.901938          31,252           1.31%***     (31.28)%***
        Janus Aspen Series -
          Global Technology Portfolio ............     23,253           6.751898         157,002           1.16%***     (48.42)%***
        Janus Aspen Series -
          International Growth Portfolio .........      2,966           7.920287          23,492           1.33%***     (31.01)%***


                                                                         Unit           Contract                         Total
                                                      Units           Fair Value     Owners' Equity      Expenses*      Return**
                                                   -----------      -----------   ----------------    ----------      ---------

        Nationwide SAT - Capital Appreciation Fund      55,448          10.268502         569,368          0.53%       (26.97)%
        Nationwide SAT - Government Bond Fund .....    339,192          12.266761       4,160,787          0.59%         11.87%
        Nationwide SAT - Mid Cap Index Fund .......     52,111          10.475413         545,884          0.43%***       7.08%***
        Nationwide SAT - Money Market Fund ........  1,857,476          11.674919      21,685,882          0.76%           5.39%
        Nationwide SAT - Small Cap Value Fund .....    279,334          12.036791       3,362,285          0.60%          10.54%
        Nationwide SAT - Small Company Fund .......    125,634          15.369322       1,930,909          0.58%           8.25%

        Neuberger & Berman AMT - Growth Portfolio .    258,814          15.186362       3,930,443          0.68%        (12.18)%
        Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio ..........    313,616          11.313604       3,548,127          0.54%           6.15%
        Neuberger & Berman AMT - Partners Portfolio    354,250          11.292190       4,000,258          0.61%           0.10%

        Oppenheimer Bond Fund / VA ................     47,888          11.418764         546,822          0.66%           5.46%
        Oppenheimer Capital Appreciation Fund / VA     189,626          17.211615       3,263,770          0.65%         (0.82)%

        Oppenheimer Global Securities Fund / VA ...     99,544          18.922036       1,883,575          0.71%           4.46%
        Oppenheimer Multiple Strategies Fund / VA .     58,166          12.699813         738,697          0.79%           5.80%

        Strong Opportunity Fund II, Inc. ..........    430,886          16.211146       6,985,156          0.62%           5.72%
        Strong VIF - Strong Discovery Fund II .....      5,945          11.057404          65,736          0.10%           3.77%
        Strong VIF - Strong International
           Stock Fund II ..........................     19,946           9.145115         182,408          0.61%        (39.88)%

        The Universal Institutional Funds, Inc. -
         U.S. Real Estate Portfolio
         (formerly Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio) ........     36,356          11.689658         424,989          0.75%***       14.82%***

        Van Eck WIT -
         Worldwide Emerging Markets Fund ..........     43,938           5.509715         242,086          0.76%        (42.21)%
        Van Eck WIT - Worldwide Hard Assets Fund ..      6,216           8.293695          51,554          0.77%          10.74%

        Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ....     17,520          13.522349         236,912          0.96%        (19.42)%
        Warburg Pincus Trust -
         International Equity Portfolio ...........     17,439          10.382671         181,063          0.47%        (26.34)%
        Warburg Pincus Trust -
         Small Company Growth Portfolio ...........    320,722          13.455056       4,315,332          0.62%        (18.60)%
                                                      ========     ==============       ---------
                                                                                   $  119,113,541
                                                                                   ==============


     The following is a summary for 1999:

      Multiple Payment and
      Flexible Payment Contracts:

        American Century VP -
         American Century VP Advantage ............         60        $ 21.052310       $   1,263          0.55%          13.85%

        Fidelity VIP - Growth Portfolio ...........      1,261          46.242171          58,311          0.77%          36.34%

        Nationwide SAT - Capital Appreciation Fund         165          32.761545           5,406          0.75%           3.45%
        Nationwide SAT - Government Bond Fund .....        496          17.516435           8,688          0.61%         (3.13)%
        Nationwide SAT - Money Market Fund ........         36          13.853330             499          0.52%           4.01%
        Nationwide SAT - Total Return Fund ........        499          35.085217          17,508          0.75%           6.09%
        Neuberger & Berman AMT - Balanced Portfolio        636          27.565091          17,531          0.69%          32.50%



                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A


                                                                            Unit           Contract                         Total
                                                           Units         Fair Value     Owners' Equity      Expenses*      Return**
                                                        -----------      -----------   ----------------     ----------     ---------

      Corporate Variable Universal Life Contracts:
      (policy years 1 through 4)
        American Century VP -
         American Century VP Balanced .................    29,491         12.719779          375,119          0.63%           9.40%
        American Century VP -
         American Century VP Capital Appreciation .....     8,002         14.059550          112,505          0.10%          63.54%
        American Century VP -
         American Century VP Income and Growth ........    24,465         12.760482          312,185          0.74%          17.31%
        American Century VP -
         American Century VP International ............   267,865         19.184490        5,138,853          0.47%          63.06%
        American Century VP -
         American Century VP Value ....................   170,336         10.537331        1,794,887          0.66%         (1.44)%

        The Dreyfus Socially Responsible
         Growth Fund, Inc. ............................     6,856         16.953796          116,235          0.59%          29.30%
        Dreyfus Stock Index Fund ......................   898,839         15.991766       14,374,023          0.58%          19.88%
        Dreyfus VIF - Appreciation Portfolio ..........   808,332         14.768344       11,937,725          0.66%          10.79%
        Dreyfus VIF - Growth and Income Portfolio .....    29,245         12.940713          378,451          0.67%          16.19%

        Fidelity VIP - Equity-Income Portfolio ........   198,742         12.213277        2,427,291          0.64%           5.69%
        Fidelity VIP - Growth Portfolio ...............    94,119         19.153957        1,802,751          0.50%          36.62%
        Fidelity VIP - High Income Portfolio ..........   122,886         10.610601        1,303,894          0.66%           7.51%
        Fidelity VIP - Overseas Portfolio .............    91,676         15.370612        1,409,116          0.62%          41.77%
        Fidelity VIP-II - Asset Manager Portfolio .....   633,299         13.016474        8,243,320          0.63%          10.43%

        Fidelity VIP-II - Contrafund Portfolio ........    69,405         16.286602        1,130,372          0.57%          23.51%
        Fidelity VIP-III - Growth Opportunities
          Portfolio .                                     107,601         13.537768        1,456,677          0.60%           3.65%

        Morgan Stanley -
         Emerging Markets Debt Portfolio ..............    10,459          8.802247           92,063          0.59%          28.60%

        Nationwide SAT - Capital Appreciation Fund ....   180,019         14.060766        2,531,205          0.60%           3.65%
        Nationwide SAT - Government Bond Fund .........   442,738         10.965295        4,854,753          0.64%         (2.93)%
        Nationwide SAT - Money Market Fund ............   180,702         11.077427        2,001,713          0.69%           4.22%
        Nationwide SAT - Small Cap Value Fund .........   205,906         10.889269        2,242,166          0.57%          27.07%
        Nationwide SAT - Small Company Fund ...........   108,697         14.198026        1,543,283          0.53%          43.16%
        Nationwide SAT - Total Return Fund ............    42,859         12.858923          551,121          0.62%           6.30%

        Neuberger & Berman AMT - Growth Portfolio .....   232,220         17.293092        4,015,802          0.46%          49.50%
        Neuberger & Berman AMT - Guardian Portfolio ...     1,004         10.655149           10,698          0.92%          14.25%
        Neuberger & Berman AMT -

         Limited Maturity Bond Portfolio ..............   470,153         10.658215        5,010,992          0.67%           0.87%
        Neuberger & Berman AMT - Partners Portfolio ...   371,291         11.280632        4,188,397          0.62%           6.73%

        Oppenheimer Bond Fund / VA ....................    94,715         10.827092        1,025,488          0.58%         (2.11)%
        Oppenheimer Capital Appreciation Fund / VA ....   162,474         17.354695        2,819,687          0.57%          40.81%
        Oppenheimer Global Securities Fund / VA .......    69,217         18.113638        1,253,772          0.46%          57.54%

        Strong Opportunity Fund II, Inc. ..............   318,446         15.333847        4,883,002          0.60%          34.10%
        Strong VIF - Strong International Stock Fund II    60,360         15.212498          918,226          0.22%          86.08%

        Van Eck WIT - Worldwide Bond Fund .............       121         10.656970            1,289          0.62%         (8.37)%
        Van Eck WIT -
         Worldwide Emerging Markets Fund ..............    48,907          9.534407          466,299          0.68%          99.09%


                                                                            Unit           Contract                         Total
                                                        Units            Fair Value     Owners' Equity      Expenses*      Return**
                                                     -----------        -----------   ----------------     ----------     ---------

        Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio              21,721              9.183056          199,465          0.70%       (3.95)%
        Warburg Pincus Trust -
         International Equity Portfolio                51,580             14.094893          727,015          0.28%       52.51%

        Warburg Pincus Trust -
         Small Company Growth Portfolio               215,338             16.529628        3,559,457          0.51%       68.07%
                                                      =======             =========    -------------
                                                                                       $  95,318,503
                                                                                       =============


 The following is a summary for 1998:

 Multiple Payment and
 Flexible Payment Contracts:
  American Century VP -
   American Century VP Advantage ..................            486      $18.492009        $     8,987            0.83%       16.26%
  American Century VP -
   American Century VP Advantage
     Initial Funding by Depositor .................         25,000       19.938436            498,461            0.00%       17.19%

  Fidelity VIP - Growth Portfolio .................          1,569       33.916141             53,214            0.88%       38.38%

  Nationwide SAT - Capital Appreciation Fund ......            158       31.669989              5,004            0.57%       28.93%
  Nationwide SAT - Government Bond Fund ...........            664       18.081576             12,006            0.73%        8.04%
  Nationwide SAT - Money Market Fund ..............             78       13.319323              1,039            0.74%        4.43%
  Nationwide SAT - Total Return Fund ..............            499       33.070880             16,502            0.71%       17.13%
  Neuberger & Berman AMT - Balanced Portfolio .....            613       20.803745             12,753            0.85%       11.28%

Corporate Variable Universal Life Contracts:
(policy years 1 through 4)
  American Century VP -
   American Century VP Balanced ...................         18,820       11.626919            218,819            0.84%       15.08%
  American Century VP -
   American Century VP Capital Appreciation .......         14,644        8.596963            125,894            0.67%       (2.74)%
  American Century VP -
   American Century VP International ..............          4,839       11.765055             56,931            0.47%       18.05%
  American Century VP -
   American Century VP Value ......................          9,728       10.691622            104,008            0.57%        4.19%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ..............................         24,028       13.111780            315,050            0.48%       28.61%
  Dreyfus Stock Index Fund ........................        509,049       13.339484          6,790,451            0.54%       27.45%
  Dreyfus VIF - Appreciation Portfolio ............        245,320       13.330093          3,270,138            0.51%       29.44%
  Dreyfus VIF - Growth and Income Portfolio .......         32,602       11.137968            363,120            0.48%       11.14%

  Fidelity VIP - Equity-Income Portfolio ..........        267,408       11.555353          3,089,994            0.48%       10.96%
  Fidelity VIP - Growth Portfolio .................          9,901       14.020364            138,816            0.59%       38.66%
  Fidelity VIP - High Income Portfolio ............         45,265        9.869575            446,746            0.49%       (4.90)%
  Fidelity VIP - Overseas Portfolio ...............         76,632       10.841633            830,816            0.51%       12.08%
  Fidelity VIP-II - Asset Manager Portfolio .......        318,265       11.787372          3,751,508            0.53%       14.36%
  Fidelity VIP-II - Contrafund Portfolio ..........         24,074       13.186342            317,448            0.53%       29.20%
  Fidelity VIP-III - Growth Opportunities Portfolio        131,097       13.061294          1,712,296            0.48%       23.87%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                                                                            Unit           Contract                         Total
                                                          Units            Fair Value     Owners' Equity      Expenses*    Return**
                                                       -----------        -----------   ----------------     ----------   ---------

Morgan Stanley -
 Emerging Markets Debt Portfolio ..................          6,562        6.844561             44,914            0.53%      (28.81)%

Nationwide SAT - Capital Appreciation Fund ........        165,868       13.565122          2,250,020            0.53%       29.19%
Nationwide SAT - Government Bond Fund .............         98,753       11.296453          1,115,559            0.55%        8.26%
Nationwide SAT - Money Market Fund ................        985,202       10.628993         10,471,705            0.98%        4.64%
Nationwide SAT - Small Company Fund ...............         20,994        9.917667            208,212            0.64%        0.41%
Nationwide SAT - Total Return Fund ................         13,948       12.096435            168,721            0.63%       17.37%

Neuberger & Berman AMT - Growth Portfolio .........          7,607       11.567509             87,994            0.48%       14.84%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ..................        191,330       10.566217          2,021,634            0.66%        3.77%
Neuberger & Berman AMT - Partners Portfolio .......        288,166       10.569546          3,045,784            0.52%        3.59%

Oppenheimer Bond Fund / VA ........................         45,668       11.060180            505,096            0.49%        6.16%
Oppenheimer Capital Appreciation Fund / VA ........         14,424       12.324954            177,775            0.52        23.26%
Oppenheimer Global Securities Fund / VA ...........        190,998       11.498009          2,196,097            0.47%       13.42%
Oppenheimer Multiple Strategies Fund / VA .........          7,326       10.801052             79,129            0.55%        6.02%

Strong Opportunity Fund II, Inc. ..................        249,437       11.434594          2,852,211            0.47%       12.86%
Strong VIF - Strong Discovery Fund II .............            465       10.200413              4,743            0.46%        6.62%
Strong VIF -
 Strong International Stock Fund II ...............          6,409        8.175124             52,394            0.53%       (5.35)%

Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio .................         27,181        9.560744            259,871            0.52%      (12.15)%

Warburg Pincus Trust -
 Global Post-Venture Portfolio ....................          5,675       10.325823             58,599            0.51%        5.87%
Warburg Pincus Trust -
 International Equity Portfolio ...................         13,041        9.241653            120,520            0.53%        4.72%
Warburg Pincus Trust -
 Small Company Growth Portfolio ...................        154,150        9.835063          1,516,075            0.50%       (3.43)%
                                                           =======        ========      -------------
                                                                                        $  49,377,054
                                                                                        =============



     The following is a summary for 1997:

      Multiple Payment and
      Flexible Payment Contracts:

        American Century VP -
         American Century VP Advantage                          511         $ 15.906088        $   8,128         0.21%       11.93%
        American Century VP -
         American Century VP Advantage
          Initial Funding by Depositor .................     25,000           17.013707          425,343         0.00%       12.83%

        Fidelity VIP - Growth Portfolio .................     1,734           24.509547           42,500         0.16%       22.50%

        Nationwide SAT - Capital Appreciation Fund ......       368           24.563746            9,039         0.15%       33.42%
        Nationwide SAT - Government Bond Fund ...........       841           16.735906           14,075         0.16%        8.79%
        Nationwide SAT - Money Market Fund ..............        88           12.754301            1,122         0.16%        4.42%
        Nationwide SAT - Total Return Fund ..............       716           28.233403           20,215         0.16%       28.40%

        Neuberger & Berman AMT - Balanced Portfolio .......     593           18.694343           11,086         0.16%       18.50%
                                                                ===           =========      -----------
                                                                                             $   531,508
                                                                                             ===========


     The following is a summary for 1996:
                                                                                Unit            Contract                    Total
                                                                Units        Fair Value      Owners' Equity    Expenses*   Return**
                                                               ------        ----------      --------------    ---------   --------
      Multiple Payment and
      Flexible Payment Contracts:

        American Century VP -
         American Century VP Advantage                             413       $ 14.210999        $   5,869         0.19%      8.37%
        American Century VP -
         American Century VP Advantage
           Initial Funding by Depositor ...................     25,000         15.079515          376,988         0.00%      9.25%
        Fidelity VIP - Growth Portfolio ...................      2,016         20.008196           40,337         0.16%     13.79%
        Nationwide SAT - Capital Appreciation Fund ........         83         18.410667            1,528         0.15%     25.13%
        Nationwide SAT - Government Bond Fund .............      1,132         15.383251           17,414         0.16%      2.66%
        Nationwide SAT - Money Market Fund ................        835         12.214743           10,199         0.17%      4.27%
        Nationwide SAT - Total Return Fund ................        523         21.988773           11,500         0.16%     20.87%
        Neuberger & Berman AMT - Balanced Portfolio .......        729         15.775523           11,500         0.16%      6.03%
                                                               =======         =========      -----------
                                                                                              $   475,335
                                                                                              ===========




* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

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                                       51

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